Not FDIC Insured May Lose Value No Bank Guarantee
PFT7-Q1PH

Schedules of Investments
(unaudited)
Putnam Short Term Investment Fund 2
Putnam Ultra Short Duration Income Fund 6
Putnam Ultra Short MAC Series 25
Notes to Schedules of Investments 36

Putnam Funds Trust
Schedule of Investments (unaudited), October 31, 2025
Putnam Short Term Investment Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 100.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 10.6%
Banco Santander SA, 4%, 4/08/26 ...................... Spain 9,250,000 $ 9,248,342
Bank of America NA ,
4.25%, 3/02/26 ..................................... United States 11,000,000 11,005,228
4.51%, 11/06/25 .................................... United States 13,750,000 13,750,222
4.63%, 4/09/26 ..................................... United States 9,000,000 9,004,950
33,760,400
Bank of Montreal, 4.37%, 8/11/26 ....................... Canada 8,500,000 8,505,160
Bank of Nova Scotia (The), 4.37%, 11/06/25 ............... Canada 23,650,000 23,650,958
Canadian Imperial Bank of Commerce ,
4.34%, 2/09/26 ..................................... Canada 7,500,000 7,504,160
4.39%, 12/12/25 .................................... Canada 22,850,000 22,857,584
30,361,744
Citibank NA, 4.55%, 1/23/26 ........................... United States 22,000,000 22,004,765
Cooperatieve Rabobank UA, 4.31%, 4/06/26 ............... Netherlands 11,000,000 11,005,561
MUFG Bank Ltd., 4.55%, 11/13/25 ...................... Japan 20,400,000 20,401,446
Sumitomo Mitsui Banking Corp. ,
4.29%, 12/08/25 .................................... Japan 20,250,000 20,251,296
4.32%, 12/18/25 .................................... Japan 9,750,000 9,751,151
30,002,447
Toronto-Dominion Bank (The), 4.16%, 12/16/25 ............. Canada 8,500,000 8,501,070
Total Certificates of Deposit (Cost $197,402,519) ..............................
197,441,893
a a a
Commercial Papers 31.0%
a,b
ABN AMRO Funding USA LLC ,
144A, 3.953%, 2/17/26 ............................... Netherlands 9,500,000 9,385,078
144A, 3.979%, 4/09/26 ............................... Netherlands 8,250,000 8,104,067
17,489,145
a,b
Atlantic Asset Securitization LLC ,
144A, 4.21%, 11/17/25 ............................... United States 8,250,000 8,234,502
144A, 4.155%, 11/20/25 .............................. United States 8,750,000 8,730,693
16,965,195
a,b
Australia & New Zealand Banking Group Ltd. ,
144A, 4.207%, 2/23/26 ............................... Australia 8,500,000 8,393,470
144A, 4.24%, 2/11/26 ................................ Australia 10,750,000 10,750,602
19,144,072
b
Bank of Montreal , 144A, 4.35% , 4/13/26 .................. Canada 11,500,000 11,502,047
a,b
Barclays Bank plc ,
144A, 4.093%, 11/04/25 .............................. United Kingdom 9,250,000 9,245,907
144A, 4.173%, 12/11/25 .............................. United Kingdom 8,500,000 8,461,223
17,707,130
a
BNP Paribas SA , 4.328% , 11/07/25 ...................... France 8,500,000 8,493,443
a,b
BPCE SA ,
144A, 4.314%, 11/06/25 .............................. France 5,000,000 4,996,717
144A, 3.96%, 2/26/26 ................................ France 9,250,000 9,130,218
144A, 3.999%, 4/07/26 ............................... France 9,250,000 9,090,155

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,b
BPCE SA, (continued)
144A, 4.136%, 12/12/25 .............................. France 8,500,000 $ 8,460,849
31,677,939
a
Canada Government Bond , 3.924% , 2/09/26 ............... Canada 9,500,000 9,397,191
a,b
Chariot Funding LLC ,
144A, 4.165%, 11/06/25 .............................. United States 8,000,000 7,994,676
144A, 4.064%, 11/26/25 .............................. United States 9,500,000 9,472,839
17,467,515
a
Cooperatieve Rabobank UA , 4.334% , 3/16/26 .............. Netherlands 9,750,000 9,604,412
a
DNB Bank ASA ,
4.336%, 12/19/25 ................................... Norway 11,000,000 10,942,002
b
144A, 3.958%, 4/09/26 ............................... Norway 7,000,000 6,878,522
17,820,524
a
Export Development Corp. , 4.34% , 11/03/25 ............... United States 9,500,000 9,496,913
a
Exxon Mobil Corp. , 3.913% , 3/25/26 ..................... United States 13,000,000 12,797,624
a
ING US Funding LLC ,
4.47%, 11/17/25 .................................... Netherlands 4,650,000 4,650,277
b
144A, 4.47%, 4/22/26 ................................ Netherlands 9,250,000 9,249,356
13,899,633
a,b
Liberty Street Funding LLC ,
144A, 4.306%, 11/24/25 .............................. United States 7,050,000 7,031,374
144A, 3.959%, 1/30/26 ............................... United States 9,500,000 9,405,065
16,436,439
a
Lloyds Bank plc ,
b
144A, 3.977%, 3/19/26 ............................... United Kingdom 9,500,000 9,354,941
4.417%, 12/16/25 ................................... United Kingdom 17,000,000 16,913,951
3.903%, 5/07/26 .................................... United Kingdom 7,650,000 7,494,302
33,763,194
a,b
Manhattan Asset Funding Co. LLC , 144A, 4.276% , 12/05/25 ... United States 8,500,000 8,467,358
a,b
Mizuho Bank Ltd. ,
144A, 4.435%, 11/13/25 .............................. Japan 8,000,000 7,988,452
144A, 4.108%, 1/22/26 ............................... Japan 8,300,000 8,223,895
144A, 4.124%, 1/06/26 ............................... Japan 8,000,000 7,940,549
24,152,896
a
MUFG Bank Ltd. , 3.934% , 3/24/26 ...................... Japan 9,250,000 9,103,387
a,b
National Australia Bank Ltd. ,
144A, 4.28%, 2/20/26 ................................ Australia 12,250,000 12,253,245
144A, 4.3%, 3/20/26 ................................. Australia 14,000,000 14,003,780
26,257,025
b
National Bank of Canada , 144A, 4.23% , 3/25/26 ............ Canada 8,250,000 8,247,987
a,b
Nationwide Building Society , 144A, 4.04% , 3/23/26 .......... United Kingdom 8,250,000 8,119,594
b
Nordea Bank Abp , 144A, 4.27% , 6/23/26 .................. Finland 8,250,000 8,250,512
a,b
NRW Bank , 144A, 3.955% , 4/02/26 ...................... Germany 8,250,000 8,116,762
b
Royal Bank of Canada , 144A, 4.31% , 3/23/26 .............. Canada 10,500,000 10,503,793
a,b
Sanofi SA ,
144A, 3.982%, 2/10/26 ............................... United States 8,250,000 8,159,351

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,b
Sanofi SA, (continued)
144A, 4.271%, 12/29/25 .............................. United States 8,250,000 $ 8,196,994
16,356,345
b
Skandinaviska Enskilda Banken AB , 144A, 4.48% , 3/11/26 .... Sweden 9,300,000 9,302,962
a,b
Societe Generale SA , 144A, 4.167% , 11/24/25 ............. France 9,500,000 9,474,766
a,b
Sumitomo Mitsui Trust Bank Ltd. ,
144A, 4.153%, 12/10/25 .............................. Japan 8,500,000 8,462,390
144A, 4.004%, 2/04/26 ............................... Japan 9,050,000 8,954,776
17,417,166
a,b
Sumitomo Mitsui Trust Bank USA Ltd. , 144A, 3.994% , 2/17/26 .. Japan 9,500,000 9,386,168
a,b
Sumitomo Mitsui Trust NY , 144A, 4.245% , 12/04/25 .......... Japan 8,750,000 8,717,216
b
Svenska Handelsbanken AB , 144A, 4.54% , 4/22/26 ......... Sweden 8,400,000 8,402,974
a,b
Swedbank AB ,
144A, 3.974%, 4/16/26 ............................... Sweden 8,250,000 8,101,587
144A, 4.46%, 3/10/26 ................................ Sweden 8,700,000 8,701,087
16,802,674
a,b
Toronto-Dominion Bank (The) ,
144A, 4.61%, 11/06/26 ............................... Canada 9,250,000 9,252,553
144A, 4.285%, 11/25/25 .............................. Canada 8,500,000 8,476,420
144A, 4%, 1/22/26 .................................. Canada 9,150,000 9,065,788
26,794,761
a,b
TotalEnergies Capital SA ,
144A, 4.138%, 11/25/25 .............................. France 10,000,000 9,972,708
144A, 4.006%, 12/29/25 .............................. France 9,250,000 9,189,684
19,162,392
a
Toyota Credit de Puerto Rico Corp. ,
4.452%, 11/10/25 ................................... United States 8,000,000 7,991,197
4.485%, 11/17/25 ................................... United States 8,500,000 8,484,180
3.913%, 3/20/26 .................................... United States 6,750,000 6,644,037
23,119,414
a
Toyota Motor Credit Corp. , 4.103% , 2/17/26 ............... United States 9,250,000 9,140,213
a,b
Unilever Finance Netherlands BV , 144A, 4.103% , 11/20/25 .... United Kingdom 8,750,000 8,730,912
b
Westpac Banking Corp. , 144A, 4.26% , 3/02/26 ............. Australia 20,300,000 20,306,153
Total Commercial Papers (Cost $577,977,637) ................................
577,995,846
a a a
U.S. Government and Agency Securities 0.4%
a
FHLB, 3.82%, 12/29/25 ............................... United States 8,500,000 8,447,064
Total U.S. Government and Agency Securities (Cost $8,447,003) ................
8,447,064
c
Repurchase Agreements 58.3%
Joint tri-party repurchase agreement with BNP Paribas SA,
4.14%, 11/03/25 (Maturity Value $8,605,196)
Collateralized by Agency Mortgage-Backed Securities, 1.917% -
6.699%, 1/1/29 - 10/1/55 (valued at $8,777,300) ........... 8,602,228 8,602,228
Joint tri-party repurchase agreement with BofA Securities, Inc.,
4.15%, 11/03/25 (Maturity Value $5,646,922)
Collateralized by Agency Mortgage-Backed Securities, 2% -
6%, 10/1/33 - 10/1/55 (valued at $5,757,869) ............. 5,644,970 5,644,970

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
c
Repurchase Agreements
(continued)
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 4.16%, 11/03/25 (Maturity Value $25,983,318)
Collateralized by Agency Mortgage-Backed Securities, 2%
- 3.5%, 9/15/51 - 9/20/51 and U.S. Treasury Bonds, 1.75%,
8/15/41 (valued at $26,497,144) ....................... 25,974,314 $ 25,974,314
Joint tri-party repurchase agreement with HSBC Securities USA
Inc, 4.16%, 11/03/25 (Maturity Value $99,208,132)
Collateralized by Agency Mortgage-Backed Securities, 2% -
6.5%, 5/1/28 - 10/1/55 (valued at $101,192,295) ........... 99,173,752 99,173,752
Repurchase agreement with Barclays Capital Inc, 4.15%,
11/03/25 (Maturity Value $150,051,875)
Collateralized by United States Treasury Note 3.875%
08/15/2034 (valued at $153,028,756) ................... 150,000,000 150,000,000
Tri-party repurchase agreement, 4.09%, 11/03/25 (Maturity Value
$25,269,826)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 0% - 5.9%, 2/4/26 - 10/1/55
and Commercial Paper, 0%, 2/4/26 (valued at $26,258,947) .. 25,000,000 25,000,000
Tri-party repurchase agreement with Goldman Sachs and Co
LLC, 4.16%, 11/03/25 (Maturity Value $447,587,110)
Collateralized by Agency Mortgage-Backed Securities, 2.5% -
6.5%, 7/15/33 - 9/15/59 (valued at $456,380,641) .......... 447,432,000 447,432,000
Tri-party repurchase agreement with JP Morgan Securities LLC,
4.15%, 11/03/25 (Maturity Value $300,103,667)
Collateralized by Agency Mortgage-Backed Securities, 2% -
7%, 12/1/30 - 11/1/55 (valued at $306,105,745) ........... 300,000,000 300,000,000
Tri-party repurchase agreement, 4.04%, 11/03/25 (Maturity Value
$25,266,528)
BNP Paribas SA (perpetual maturity)
Collateralized by Corporate Bonds, 0.7% - 6.94%, 2/8/26 -
12/31/99 (valued at $26,258,928) ...................... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $1,086,827,264) ..........................
1,086,827,264
Total Short Term Investments (Cost $1,870,654,423 ) ...........................
1,870,712,067
a
Total Investments (Cost $1,870,654,423) 100.3% ..............................
$1,870,712,067
Other Assets, less Liabilities (0.3)% .........................................
(4,943,819)
Net Assets 100.0% .........................................................
$1,865,768,248
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $446,842,717, representing 23.9% of net assets.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2025, all repurchase agreements had been entered into on that date.

Putnam Funds Trust
Schedule of Investments (unaudited), October 31, 2025
Putnam Ultra Short Duration Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 80.5%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond, 2.25%, 6/15/26 ......................... United States 16,003,000 $ 15,795,660
Senior Note, 2.196%, 2/04/26 ........................ United States 61,036,000 60,712,390
Senior Note, 3.1%, 5/01/26 .......................... United States 33,572,000 33,381,917
Senior Note, 5.04%, 5/01/27 ......................... United States 18,502,000 18,687,828
Howmet Aerospace, Inc. , Senior Bond , 5.9% , 2/01/27 ........
United States 24,552,000 25,090,512
RTX Corp. , Senior Note , 5% , 2/27/26 ....................
United States 14,820,000 14,845,196
168,513,503
Automobiles 4.0%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 5.11%, (SOFR Index + 0.8%),
8/13/26 ......................................... Germany 14,079,000 14,129,102
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 27,726,000 27,959,653
b
Senior Note, 144A, FRN, 5.23%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 36,601,000 36,803,429
b
Senior Note, 144A, FRN, 5.209%, (SOFR Index + 0.92%),
3/21/28 ......................................... Germany 46,685,000 46,942,288
a
Hyundai Capital America ,
Senior Note, 144A, 1.65%, 9/17/26 .................... United States 13,546,000 13,240,431
Senior Note, 144A, 5.3%, 3/19/27 ..................... United States 23,805,000 24,133,595
b
Senior Note, 144A, FRN, 5.331%, (SOFR + 1.04%), 3/19/27 . United States 30,094,000 30,177,203
b
Senior Note, 144A, FRN, 5.328%, (SOFR + 1.04%), 6/24/27 . United States 37,824,000 37,958,840
b
Senior Note, 144A, FRN, 5.318%, (SOFR + 1.03%), 9/24/27 . United States 23,376,000 23,501,895
a
Mercedes-Benz Finance North America LLC ,
Senior Note, 144A, 4.9%, 1/09/26 ..................... Germany 28,445,000 28,482,907
Senior Note, 144A, 4.8%, 11/13/26 .................... Germany 36,948,000 37,277,899
b
Senior Note, 144A, FRN, 5.065%, (SOFR + 0.78%), 4/01/27 . Germany 22,730,000 22,835,551
Senior Note, 144A, 4.75%, 8/01/27 .................... Germany 14,112,000 14,284,007
Senior Note, 144A, 4.75%, 3/31/28 .................... Germany 22,730,000 23,087,151
a
Volkswagen Group of America Finance LLC ,
b
Senior Note, 144A, FRN, 5.119%, (SOFR + 0.83%), 3/20/26 . Germany 47,860,000 47,905,323
Senior Note, 144A, 4.9%, 8/14/26 ..................... Germany 26,980,000 27,066,679
Senior Note, 144A, 4.45%, 9/11/27 .................... Germany 19,210,000 19,254,276
475,040,229
Banks 37.4%
a
ABN AMRO Bank NV ,
b
Senior Non-Preferred Note, 144A, FRN, 6.071%, (SOFR Index
+ 1.78%), 9/18/27 ................................. Netherlands 9,300,000 9,395,606
Senior Non-Preferred Note, 144A, 6.339% to 9/17/26, FRN
thereafter, 9/18/27 ................................. Netherlands 39,800,000 40,510,803
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 32,482,000 32,943,378
b
Senior Preferred Note, 144A, FRN, 5.032%, (SOFR Index +
0.75%), 7/07/28 .................................. Netherlands 22,340,000 22,388,572
a
Australia & New Zealand Banking Group Ltd. ,
b
Senior Note, 144A, FRN, 4.958%, (SOFR + 0.68%), 7/16/27 . Australia 43,314,000 43,531,697
b
Senior Note, 144A, FRN, 4.935%, (SOFR + 0.65%), 9/30/27 . Australia 29,090,000 29,237,695
b
Senior Note, 144A, FRN, 4.911%, (SOFR + 0.62%), 6/18/28 . Australia 28,125,000 28,257,592
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 34,697,000 34,727,173
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
6.138% to 9/13/27, FRN thereafter , 9/14/28 .............. Spain 23,638,000 24,445,961
Banco Santander SA ,
Senior Non-Preferred Note, 5.552% to 3/13/27, FRN thereafter,
3/14/28 ......................................... Spain 23,250,000 23,626,649

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA, (continued)
Senior Preferred Note, 6.527% to 11/06/26, FRN thereafter,
11/07/27 ........................................ Spain 24,000,000 $ 24,553,795
b
Senior Preferred Note, FRN, 5.368%, (SOFR + 1.12%),
7/15/28 ......................................... Spain 37,800,000 38,022,604
Bank of America Corp. ,
Senior Note, 5.08% to 1/19/26, FRN thereafter, 1/20/27 ..... United States 51,917,000 51,994,742
b
Senior Note, FRN, 5.365%, (SOFR + 1.05%), 2/04/28 ...... United States 12,591,000 12,675,267
b
Senior Note, FRN, 4.873%, (SOFR + 0.83%), 1/24/29 ...... United States 47,787,000 47,898,878
b
Senior Note, FRN, 5.421%, (SOFR + 1.11%), 5/09/29 ...... United States 27,300,000 27,509,442
Bank of America NA , Senior Note , 5.526% , 8/18/26 ..........
United States 11,626,000 11,755,135
b
Bank of Montreal ,
Senior Note, FRN, 5.176%, (SOFR Index + 0.88%), 9/10/27 . Canada 52,226,000 52,431,638
Senior Note, FRN, 5.039%, (SOFR Index + 0.75%), 9/22/28 . Canada 49,550,000 49,588,102
Senior Note, FRN, 5.132%, (SOFR + 1.72%), 1/27/29 ...... Canada 34,037,000 34,142,851
Bank of Nova Scotia (The) ,
Senior Note, 5.35%, 12/07/26 ........................ Canada 20,938,000 21,230,432
b
Senior Note, FRN, 5.079%, (SOFR Index + 0.78%), 6/04/27 . Canada 37,930,000 38,122,225
b
Senior Note, FRN, 5.297%, (SOFR + 1%), 9/08/28 ........ Canada 37,442,000 37,637,077
b
Senior Note, FRN, 5.2%, (SOFR + 0.89%), 2/14/29 ........ Canada 27,545,000 27,599,114
b
I, Senior Note, FRN, 5.053%, (SOFR + 0.76%), 9/15/28 .... Canada 26,540,000 26,550,466
Sub. Bond, 4.5%, 12/16/25 .......................... Canada 18,970,000 18,973,467
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 5.896%, 7/13/26 ........... France 23,865,000 24,156,888
Senior Preferred Note, 144A, 5.088%, 1/23/27 ........... France 6,705,000 6,779,485
b
Senior Preferred Note, 144A, FRN, 5.378%, (SOFR Index +
1.07%), 2/16/28 .................................. France 43,971,000 44,285,225
Senior Preferred Note, 144A, 4.591%, 10/16/28 ........... France 20,026,000 20,242,402
b
Senior Preferred Note, 144A, FRN, 5.268%, (SOFR + 0.99%),
10/16/28 ........................................ France 26,682,000 26,811,812
Barclays plc ,
Senior Bond, 4.375%, 1/12/26 ........................ United Kingdom 21,059,000 21,057,750
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .. United Kingdom 10,887,000 10,887,000
Senior Note, 5.829% to 5/08/26, FRN thereafter, 5/09/27 .... United Kingdom 33,960,000 34,229,251
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 30,870,000 31,441,156
b
Senior Note, FRN, 5.785%, (SOFR + 2.98%), 3/12/28 ...... United Kingdom 15,749,000 15,916,720
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 12,400,000 12,654,951
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 53,803,000 53,019,686
b
Senior Non-Preferred Note, 144A, FRN, 5.79%, (SOFR +
1.43%), 5/09/29 .................................. France 44,985,000 45,381,174
a
BPCE SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 10/23/27 ........ France 24,209,000 23,826,742
Senior Non-Preferred Note, 144A, 5.975% to 1/17/26, FRN
thereafter, 1/18/27 ................................. France 37,357,000 37,457,574
b
Senior Non-Preferred Note, 144A, FRN, 6.256%, (SOFR Index
+ 1.98%), 10/19/27 ................................ France 11,255,000 11,381,341
Senior Non-Preferred Note, 144A, 6.612% to 10/18/26, FRN
thereafter, 10/19/27 ................................ France 28,110,000 28,700,544
a
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 6.684% to 9/12/26, FRN
thereafter, 9/13/27 ................................. Spain 59,280,000 60,487,794
Senior Non-Preferred Note, 144A, 6.208% to 1/17/28, FRN
thereafter, 1/18/29 ................................. Spain 17,555,000 18,263,967
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 48,410,000 48,767,122

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Canadian Imperial Bank of Commerce ,
Senior Note, 5.926%, 10/02/26 ....................... Canada 31,583,000 $ 32,143,718
b
Senior Note, FRN, 5.226%, (SOFR + 0.94%), 6/28/27 ...... Canada 32,980,000 33,231,262
b
Senior Note, FRN, 5.225%, (SOFR Index + 0.93%), 9/11/27 . Canada 37,442,000 37,564,674
b
Senior Note, FRN, 5.315%, (SOFR + 1.03%), 3/30/29 ...... Canada 36,270,000 36,490,672
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 33,962,000 34,203,183
b
Citigroup, Inc. ,
Senior Note, FRN, 5.063%, (SOFR + 0.77%), 6/09/27 ...... United States 26,360,000 26,393,872
Senior Note, FRN, 5.224%, (SOFR + 1.143%), 5/07/28 ..... United States 22,825,000 22,978,317
Senior Note, FRN, 4.937%, (SOFR + 0.87%), 3/04/29 ...... United States 54,550,000 54,581,200
a
Commonwealth Bank of Australia ,
b
Senior Note, 144A, FRN, 4.763%, (SOFR + 0.46%), 11/27/26 Australia 36,945,000 36,936,752
b
Senior Note, 144A, FRN, 4.933%, (SOFR + 0.64%), 3/14/28 . Australia 24,908,000 25,034,712
Sub. Bond, 144A, 4.5%, 12/09/25 ..................... Australia 23,159,000 23,157,384
Cooperatieve Rabobank UA ,
Senior Bond, 3.75%, 7/21/26 ......................... Netherlands 43,023,000 42,853,544
a
Senior Non-Preferred Note, 144A, 3.649% to 4/05/27, FRN
thereafter, 4/06/28 ................................. Netherlands 21,167,000 21,019,200
Senior Preferred Note, 4.85%, 1/09/26 ................. Netherlands 23,840,000 23,859,651
b
Senior Preferred Note, FRN, 4.922%, (SOFR Index + 0.62%),
8/28/26 ......................................... Netherlands 18,730,000 18,780,984
b
Senior Preferred Note, FRN, 4.893%, (SOFR + 0.59%),
5/27/27 ......................................... Netherlands 18,025,000 18,096,522
Senior Preferred Note, 4.883%, 1/21/28 ................ Netherlands 18,165,000 18,575,321
a
Credit Agricole SA ,
Senior Non-Preferred Note, 144A, 4.631% to 9/10/27, FRN
thereafter, 9/11/28 ................................. France 47,688,000 47,959,633
b
Senior Non-Preferred Note, 144A, FRN, 5.505%, (SOFR +
1.21%), 9/11/28 ................................... France 17,672,000 17,780,829
Senior Preferred Note, 144A, 5.589%, 7/05/26 ........... France 33,415,000 33,757,834
Senior Preferred Note, 144A, 5.134%, 3/11/27 ............ France 33,674,000 34,172,399
b
Senior Preferred Note, 144A, FRN, 5.165%, (SOFR + 0.87%),
3/11/27 ......................................... France 2,750,000 2,761,451
a
Danske Bank A/S ,
Senior Non-Preferred Bond, 144A, 4.375%, 6/12/28 ....... Denmark 21,556,000 21,698,457
Senior Non-Preferred Note, 144A, 4.298% to 3/31/27, FRN
thereafter, 4/01/28 ................................. Denmark 27,240,000 27,267,596
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN
thereafter, 3/01/28 ................................. Denmark 29,056,000 29,545,721
Fifth Third Bank NA ,
Senior Note, 4.967% to 1/27/27, FRN thereafter, 1/28/28 .... United States 17,664,000 17,826,882
b
Senior Note, FRN, 5.082%, (SOFR + 0.81%), 1/28/28 ...... United States 20,900,000 20,924,016
Huntington Bancshares, Inc. , Senior Note , 4.443% to 8/03/27,
FRN thereafter , 8/04/28 ............................. United States 7,315,000 7,346,835
Huntington National Bank (The) ,
Senior Note, 4.871% to 4/11/27, FRN thereafter, 4/12/28 .... United States 11,275,000 11,376,490
b
Senior Note, FRN, 4.968%, (SOFR + 0.72%), 4/12/28 ...... United States 45,485,000 45,477,952
ING Groep NV ,
Senior Bond, 3.95%, 3/29/27 ......................... Netherlands 5,000,000 4,987,849
b
Senior Note, FRN, 5.265%, (SOFR Index + 2.02%), 4/01/27 . Netherlands 10,454,000 10,479,261
b
Senior Note, FRN, 5.855%, (SOFR Index + 1.56%), 9/11/27 . Netherlands 41,064,000 41,398,139
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 22,169,000 22,506,229
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 10,000,000 10,135,000
b
Senior Note, FRN, 5.298%, (SOFR Index + 2.02%), 3/25/29 . Netherlands 46,805,000 46,970,121
a
Senior Note, 144A, 4.625%, 1/06/26 ................... Netherlands 8,295,000 8,298,782

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
Intesa Sanpaolo SpA , Senior Preferred Note , 144A, 7% , 11/21/25 Italy 10,589,000 $ 10,602,315
JPMorgan Chase & Co. ,
b
Senior Note, FRN, 5.195%, (SOFR + 0.92%), 4/22/28 ...... United States 19,779,000 19,888,214
Senior Note, 5.571% to 4/21/27, FRN thereafter, 4/22/28 .... United States 26,807,000 27,356,687
Senior Note, 4.505% to 10/21/27, FRN thereafter, 10/22/28 .. United States 35,384,000 35,666,549
b
Senior Note, FRN, 5.135%, (SOFR + 0.86%), 10/22/28 ..... United States 25,379,000 25,505,615
b
Senior Note, FRN, 5.074%, (SOFR + 0.8%), 1/24/29 ....... United States 39,824,000 39,903,104
Lloyds Banking Group plc ,
b
Senior Note, FRN, 5.843%, (SOFR Index + 1.56%), 8/07/27 . United Kingdom 17,173,000 17,312,332
Senior Note, 5.985% to 8/06/26, FRN thereafter, 8/07/27 .... United Kingdom 29,107,000 29,478,508
Senior Note, 5.462% to 1/04/27, FRN thereafter, 1/05/28 .... United Kingdom 25,317,000 25,671,203
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 15,994,000 16,262,965
b
Senior Note, FRN, 5.333%, (SOFR Index + 1.06%), 11/26/28 United Kingdom 8,775,000 8,815,665
Senior Note, 4.818% to 6/12/28, FRN thereafter, 6/13/29 .... United Kingdom 13,085,000 13,272,309
b
Senior Note, FRN, 5.323%, (SOFR Index + 1.06%), 6/13/29 . United Kingdom 18,045,000 18,100,640
Sub. Note, 4.582%, 12/10/25 ......................... United Kingdom 17,515,000 17,518,207
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 4.08% to 4/18/27, FRN thereafter, 4/19/28 ..... Japan 9,185,000 9,176,678
Senior Note, 5.017% to 7/19/27, FRN thereafter, 7/20/28 .... Japan 23,170,000 23,513,517
b
Morgan Stanley Bank NA ,
Senior Note, FRN, 4.988%, (SOFR + 0.94%), 7/14/28 ...... United States 37,728,000 37,966,960
Senior Note, FRN, 5.148%, (SOFR + 0.9%), 1/12/29 ....... United States 13,738,000 13,778,471
a,b
National Australia Bank Ltd. ,
Senior Note, 144A, FRN, 4.915%, (SOFR + 0.62%), 6/11/27 . Australia 18,673,000 18,720,019
Senior Note, 144A, FRN, 4.872%, (SOFR + 0.6%), 10/26/27 . Australia 22,921,000 23,076,136
Senior Note, 144A, FRN, 4.943%, (SOFR + 0.65%), 6/13/28 . Australia 27,030,000 27,180,090
National Bank of Canada ,
Senior Note, 4.702% to 3/04/26, FRN thereafter, 3/05/27 .... Canada 27,300,000 27,332,740
b
Senior Note, FRN, 5.314%, (SOFR Index + 1.03%), 7/02/27 . Canada 18,800,000 18,855,527
Senior Note, 5.6% to 7/01/26, FRN thereafter, 7/02/27 ...... Canada 29,674,000 29,935,659
NatWest Group plc ,
Senior Note, 7.472% to 11/09/25, FRN thereafter, 11/10/26 .. United Kingdom 38,679,000 38,700,998
Senior Note, 5.847% to 3/01/26, FRN thereafter, 3/02/27 .... United Kingdom 33,439,000 33,597,350
b
Senior Note, FRN, 5.52%, (SOFR + 1.25%), 3/01/28 ....... United Kingdom 44,560,000 44,856,486
Senior Note, 5.583% to 2/28/27, FRN thereafter, 3/01/28 .... United Kingdom 9,420,000 9,587,069
b
Senior Note, FRN, 5.404%, (SOFR + 1.1%), 5/23/29 ....... United Kingdom 13,505,000 13,558,502
a,b
Nordea Bank Abp ,
Senior Preferred Note, 144A, FRN, 5.031%, (SOFR + 0.74%),
3/19/27 ......................................... Finland 14,242,000 14,315,488
Senior Preferred Note, 144A, FRN, 4.992%, (SOFR + 0.7%),
3/17/28 ......................................... Finland 22,760,000 22,893,734
PNC Bank NA ,
b
Senior Note, FRN, 4.748%, (SOFR + 0.5%), 1/15/27 ....... United States 18,472,000 18,480,261
Senior Note, 4.775% to 1/14/26, FRN thereafter, 1/15/27 .... United States 31,440,000 31,469,487
Senior Note, 4.429% to 7/20/27, FRN thereafter, 7/21/28 .... United States 11,865,000 11,926,121
b
Senior Note, FRN, 4.775%, (SOFR + 0.73%), 7/21/28 ...... United States 10,295,000 10,299,055
PNC Financial Services Group, Inc. (The) ,
Senior Note, 4.758% to 1/25/26, FRN thereafter, 1/26/27 .... United States 42,398,000 42,434,338
Senior Note, 5.102% to 7/22/26, FRN thereafter, 7/23/27 .... United States 19,988,000 20,103,117
b
Royal Bank of Canada ,
Senior Note, FRN, 5.064%, (SOFR Index + 0.79%), 7/23/27 . Canada 42,037,000 42,128,877
Senior Note, FRN, 4.996%, (SOFR Index + 1.44%), 10/18/27 Canada 26,740,000 26,828,937
Senior Note, FRN, 5.104%, (SOFR Index + 0.83%), 1/24/29 . Canada 36,742,000 36,806,703
c
1, Senior Note, FRN, 4.993%, (SOFR + 0.7%), 11/03/28 .... Canada 34,742,000 34,771,824

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Santander UK Group Holdings plc ,
Senior Note, 6.833% to 11/20/25, FRN thereafter, 11/21/26 .. United Kingdom 26,104,000 $ 26,132,809
Senior Note, 6.534% to 1/09/28, FRN thereafter, 1/10/29 .... United Kingdom 29,570,000 30,912,292
a
Skandinaviska Enskilda Banken AB ,
Senior Preferred Note, 144A, 5.125%, 3/05/27 ........... Sweden 23,865,000 24,236,790
b
Senior Preferred Note, 144A, FRN, 5.188%, (SOFR + 1.78%),
3/05/27 ......................................... Sweden 12,268,000 12,357,142
b
Senior Preferred Note, 144A, FRN, 5.02%, (SOFR + 0.75%),
6/02/28 ......................................... Sweden 36,045,000 36,216,599
a
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 4%, 1/12/27 ........... France 19,733,000 19,646,132
Senior Non-Preferred Note, 144A, 1.488% to 12/13/25, FRN
thereafter, 12/14/26 ................................ France 10,940,000 10,901,299
Senior Non-Preferred Note, 144A, 6.447% to 1/11/26, FRN
thereafter, 1/12/27 ................................. France 15,545,000 15,597,195
Senior Non-Preferred Note, 144A, 5.25%, 2/19/27 ......... France 46,570,000 47,048,453
b
Senior Non-Preferred Note, 144A, FRN, 5.407%, (SOFR +
1.1%), 2/19/27 ................................... France 21,460,000 21,526,342
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note, 1.402%, 9/17/26 ........................ Japan 15,987,000 15,637,527
Senior Note, 5.52%, 1/13/28 ......................... Japan 37,249,000 38,434,081
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note, 144A, 5.65%, 9/14/26 .................... Japan 9,670,000 9,800,507
Senior Note, 144A, 5.2%, 3/07/27 ..................... Japan 9,625,000 9,776,055
b
Senior Note, 144A, FRN, 5.246%, (SOFR + 0.98%), 9/10/27 . Japan 37,899,000 38,290,399
b
Senior Note, 144A, FRN, 5.015%, (SOFR + 0.75%), 9/11/28 . Japan 17,750,000 17,795,163
a,b
Svenska Handelsbanken AB ,
Senior Preferred Note, 144A, FRN, 4.962%, (SOFR + 1.32%),
5/28/27 ......................................... Sweden 23,375,000 23,475,863
Senior Preferred Note, 144A, FRN, 5.044%, (SOFR + 0.74%),
5/23/28 ......................................... Sweden 31,545,000 31,741,026
a
Swedbank AB ,
Senior Non-Preferred Note, 144A, 6.136%, 9/12/26 ........ Sweden 26,255,000 26,707,030
Senior Non-Preferred Note, 144A, 5.337%, 9/20/27 ........ Sweden 34,707,000 35,494,157
Toronto-Dominion Bank (The) ,
Senior Note, 5.103%, 1/09/26 ........................ Canada 13,990,000 14,011,105
Senior Note, 5.532%, 7/17/26 ........................ Canada 19,115,000 19,314,042
Senior Note, 5.264%, 12/11/26 ....................... Canada 5,030,000 5,095,593
b
Senior Note, FRN, 4.912%, (SOFR + 0.62%), 12/17/26 ..... Canada 32,380,000 32,489,876
b
Senior Note, FRN, 5.09%, (SOFR + 0.82%), 1/31/28 ....... Canada 34,032,000 34,175,792
Senior Note, 5.523%, 7/17/28 ........................ Canada 17,710,000 18,347,052
b
Senior Note, FRN, 4.998%, (SOFR + 0.75%), 10/13/28 ..... Canada 35,041,000 35,095,265
Truist Bank ,
Senior Note, 4.671% to 5/19/26, FRN thereafter, 5/20/27 .... United States 45,853,000 45,952,735
Senior Note, 4.42% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 18,144,000 18,217,614
b
Senior Note, FRN, 5.044%, (SOFR + 0.77%), 7/24/28 ...... United States 33,354,000 33,399,536
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 29,472,000 29,775,742
US Bank NA ,
Senior Note, 4.507% to 10/21/26, FRN thereafter, 10/22/27 .. United States 47,828,000 47,993,782
b
Senior Note, FRN, 4.965%, (SOFR + 0.69%), 10/22/27 ..... United States 10,550,000 10,579,966
Senior Note, 4.73% to 5/14/27, FRN thereafter, 5/15/28 ..... United States 27,850,000 28,094,926
b
Senior Note, FRN, 5.219%, (SOFR + 0.91%), 5/15/28 ...... United States 22,440,000 22,574,967
Wells Fargo & Co. ,
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 .... United States 12,349,000 12,273,258
b
Senior Note, FRN, 5.054%, (SOFR + 0.78%), 1/24/28 ...... United States 39,394,000 39,505,084

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
b
Senior Note, FRN, 5.345%, (SOFR + 1.07%), 4/22/28 ...... United States 29,439,000 $ 29,643,649
Senior Note, 5.707% to 4/21/27, FRN thereafter, 4/22/28 .... United States 17,462,000 17,846,975
b
Senior Note, FRN, 5.644%, (SOFR + 1.37%), 4/23/29 ...... United States 45,135,000 45,772,054
b
Westpac Banking Corp. ,
Senior Note, FRN, 5.028%, (SOFR + 0.72%), 11/17/25 ..... Australia 38,333,000 38,342,081
Senior Note, FRN, 4.736%, (SOFR + 0.92%), 10/20/26 ..... Australia 46,301,000 46,385,695
4,458,333,496
Building Products 0.4%
Owens Corning ,
Senior Bond, 3.4%, 8/15/26 .......................... United States 30,618,000 30,416,937
Senior Note, 5.5%, 6/15/27 .......................... United States 11,423,000 11,657,756
42,074,693
Capital Markets 7.5%
Bank of New York Mellon (The) , Senior Note , 4.587% to 4/19/26,
FRN thereafter , 4/20/27 ............................. United States 13,430,000 13,458,317
Bank of New York Mellon Corp. (The) ,
Senior Note, 4.441% to 6/08/27, FRN thereafter, 6/09/28 .... United States 13,485,000 13,574,040
b
Senior Note, FRN, 4.976%, (SOFR Index + 0.68%), 6/09/28 . United States 22,475,000 22,488,904
b
Senior Note, FRN, 5.105%, (SOFR Index + 0.83%), 7/21/28 . United States 9,714,000 9,743,633
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 44,308,000 44,248,343
Senior Non-Preferred Note, 7.146% to 7/12/26, FRN thereafter,
7/13/27 ......................................... Germany 37,104,000 37,806,048
Senior Non-Preferred Note, 2.552% to 1/06/27, FRN thereafter,
1/07/28 ......................................... Germany 22,200,000 21,737,585
b
Senior Non-Preferred Note, FRN, 5.49%, (SOFR + 1.21%),
1/10/29 ......................................... Germany 17,625,000 17,695,484
Goldman Sachs Bank USA ,
b
Senior Note, FRN, 5.061%, (SOFR + 0.77%), 3/18/27 ...... United States 13,087,000 13,109,982
b
Senior Note, FRN, 5.056%, (SOFR + 0.75%), 5/21/27 ...... United States 59,372,000 59,491,404
Senior Note, 5.414% to 5/20/26, FRN thereafter, 5/21/27 .... United States 7,370,000 7,417,661
b
Goldman Sachs Group, Inc. (The) ,
Senior Bond, FRN, 5.871%, (3-month SOFR + 2.012%),
10/28/27 ........................................ United States 1,029,000 1,041,754
Senior Note, FRN, 5.564%, (SOFR + 1.29%), 4/23/28 ...... United States 22,575,000 22,766,924
Senior Note, FRN, 5.195%, (SOFR + 0.92%), 10/21/29 ..... United States 30,490,000 30,519,881
Jefferies Financial Group, Inc. ,
Senior Note, 4.75%, 8/11/26 ......................... United States 48,695,000 48,742,215
Senior Note, 4.5%, 9/15/26 .......................... United States 48,535,000 48,762,724
a
Macquarie Bank Ltd. ,
Senior Note, 144A, 5.391%, 12/07/26 .................. Australia 14,358,000 14,579,591
b
Senior Note, 144A, FRN, 5.035%, (SOFR + 0.74%), 6/12/28 . Australia 36,035,000 36,230,700
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.554%, (SOFR + 0.5%), 5/01/26 .. Japan 27,200,000 27,211,770
Senior Note, 144A, FRN, 4.58%, (SOFR + 0.52%), 10/09/26 . Japan 35,215,000 35,239,376
Senior Note, 144A, FRN, 4.795%, (SOFR + 0.52%), 11/16/26 Japan 36,585,000 36,601,431
Morgan Stanley ,
Senior Bond, 3.125%, 7/27/26 ........................ United States 9,596,000 9,534,983
Senior Note, 5.05% to 1/27/26, FRN thereafter, 1/28/27 ..... United States 23,669,000 23,704,758
b
Senior Note, FRN, 5.068%, (SOFR + 1.02%), 4/13/28 ...... United States 19,140,000 19,244,466
b
Senior Note, FRN, 5.428%, (SOFR + 1.38%), 4/12/29 ...... United States 36,625,000 37,153,690

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
b
I, Senior Note, FRN, 5.195%, (SOFR + 0.92%), 10/18/29 .... United States 34,870,000 $ 34,922,106
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.764% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,858,176
b
State Street Corp. ,
Senior Note, FRN, 4.927%, (SOFR + 0.845%), 8/03/26 ..... United States 19,120,000 19,187,441
Senior Note, FRN, 4.915%, (SOFR + 0.64%), 10/22/27 ..... United States 15,722,000 15,769,566
Senior Note, FRN, 5.224%, (SOFR + 0.95%), 4/24/28 ...... United States 13,530,000 13,594,836
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,374,066
a
UBS Group AG ,
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 55,035,000 55,087,235
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 27,853,000 27,661,795
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 9,833,000 9,759,237
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 12,110,000 12,389,400
Senior Note, 144A, 6.442% to 8/10/27, FRN thereafter, 8/11/28 Switzerland 26,042,000 27,014,949
898,724,471
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 25,729,000 26,014,308
Consumer Finance 6.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 1.75%, 1/30/26 ......................... Ireland 33,701,000 33,490,803
Senior Note, 2.45%, 10/29/26 ........................ Ireland 37,466,000 36,896,182
Senior Note, 4.875%, 4/01/28 ........................ Ireland 34,746,000 35,286,710
Senior Note, 3%, 10/29/28 .......................... Ireland 36,093,000 34,861,209
American Express Co. ,
Senior Note, 4.9%, 2/13/26 .......................... United States 6,644,000 6,653,505
b
Senior Note, FRN, 5.07%, (SOFR + 0.76%), 2/13/26 ....... United States 4,585,000 4,588,357
b
Senior Note, FRN, 5.242%, (SOFR Index + 0.97%), 7/28/27 . United States 15,063,000 15,126,566
b
Senior Note, FRN, 5.308%, (SOFR Index + 1%), 2/16/28 .... United States 28,255,000 28,380,147
b
Senior Note, FRN, 5.202%, (SOFR + 0.93%), 7/26/28 ...... United States 18,958,000 19,112,131
b
Senior Note, FRN, 5.532%, (SOFR + 1.26%), 4/25/29 ...... United States 13,508,000 13,679,353
Senior Note, 4.351% to 7/19/28, FRN thereafter, 7/20/29 .... United States 17,005,000 17,111,174
b
American Honda Finance Corp. ,
Senior Note, FRN, 4.915%, (SOFR + 0.62%), 12/11/26 ..... United States 18,335,000 18,361,538
Senior Note, FRN, 5.04%, (SOFR + 0.73%), 8/13/27 ....... United States 26,500,000 26,560,071
Senior Note, FRN, 4.995%, (SOFR + 0.72%), 10/22/27 ..... United States 23,250,000 23,279,699
Senior Note, FRN, 5.089%, (SOFR + 0.82%), 3/03/28 ...... United States 36,865,000 36,918,255
A, Senior Note, FRN, 4.957%, (SOFR + 0.65%), 5/20/26 .... United States 31,945,000 31,999,675
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 19,725,000 19,626,451
Senior Note, 7.149% to 10/28/26, FRN thereafter, 10/29/27 .. United States 42,340,000 43,498,403
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 .... United States 32,804,000 33,124,560
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 22,158,000 23,227,549
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 4.968%, (SOFR + 0.69%), 10/16/26 ..... United States 14,073,000 14,141,398
Senior Note, FRN, 4.869%, (SOFR + 0.56%), 11/15/27 ..... United States 36,989,000 37,107,797
General Motors Financial Co., Inc. ,
Senior Note, 5.4%, 4/06/26 .......................... United States 21,955,000 22,054,199
Senior Note, 1.5%, 6/10/26 .......................... United States 12,966,000 12,755,557
b
Senior Note, FRN, 5.663%, (SOFR Index + 1.35%), 5/08/27 . United States 1,050,000 1,055,639
b
Senior Note, FRN, 5.298%, (SOFR Index + 1.05%), 7/15/27 . United States 20,095,000 20,137,720

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
John Deere Capital Corp. ,
Senior Note, FRN, 4.865%, (SOFR + 0.6%), 6/11/27 ....... United States 41,230,000 $ 41,404,423
Senior Note, FRN, 4.757%, (SOFR + 0.5%), 3/06/28 ....... United States 37,895,000 37,955,870
Senior Note, FRN, 4.845%, (SOFR + 0.58%), 9/11/28 ...... United States 26,565,000 26,676,118
b
Toyota Motor Credit Corp. ,
Senior Note, FRN, 4.73%, (SOFR Index + 0.45%), 4/10/26 .. United States 16,141,000 16,160,013
Senior Note, FRN, 5.083%, (SOFR + 0.77%), 8/07/26 ...... United States 9,386,000 9,424,598
Senior Note, FRN, 5.018%, (SOFR + 0.72%), 9/05/28 ...... United States 44,422,000 44,761,044
785,416,714
Consumer Staples Distribution & Retail 0.8%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 30,740,000 30,755,528
Kroger Co. (The) , Senior Bond , 2.65% , 10/15/26 ............
United States 4,621,000 4,559,772
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 18,850,000 19,029,615
b
Walmart, Inc. , Senior Note , FRN , 4.702% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 31,670,000 31,788,621
86,133,536
Electric Utilities 0.9%
American Electric Power Co., Inc. , N , Senior Note , 1% , 11/01/25
United States 2,354,000 2,354,000
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 24,051,605
a
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 6,555,000 6,538,068
Eversource Energy , Senior Note , 4.75% , 5/15/26 ............
United States 33,260,000 33,363,199
b
Georgia Power Co. , Senior Note , FRN , 4.573% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 13,615,000 13,621,553
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 7,304,000 7,250,318
Senior Note, 4.685%, 9/01/27 ........................ United States 6,105,000 6,172,593
Senior Note, 4.85%, 2/04/28 ......................... United States 6,350,000 6,466,630
b
Senior Note, FRN, 5.115%, (SOFR Index + 0.8%), 2/04/28 .. United States 18,145,000 18,279,854
118,097,820
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. ,
c
Senior Note, 3.8%, 11/15/27 ......................... United States 17,405,000 17,355,759
b,c
Senior Note, FRN, 4.824%, (SOFR + 0.53%), 11/15/27 ..... United States 6,110,000 6,123,414
Senior Note, 4.375%, 6/12/28 ........................ United States 31,515,000 31,783,941
55,263,114
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 5,155,000 5,178,296
Senior Bond, 5.875%, 11/15/28 ....................... United States 14,540,000 15,299,474
20,477,770
Financial Services 1.2%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 52,821,000 53,903,734
b
Senior Non-Preferred Note, 144A, FRN, 5.598%, (SOFR +
2.58%), 2/16/28 .................................. United Kingdom 29,615,000 29,831,552
Senior Non-Preferred Note, 144A, 4.649% to 7/13/28, FRN
thereafter, 7/14/29 ................................. United Kingdom 5,678,000 5,724,310

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
a
Nationwide Building Society, (continued)
b
Senior Non-Preferred Note, 144A, FRN, 5.318%, (SOFR +
1.07%), 7/14/29 .................................. United Kingdom 27,025,000 $ 27,086,970
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.967% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 22,768,595
139,315,161
Food Products 0.9%
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.921% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,900,382
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 31,738,000 31,950,496
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 39,570,000 39,734,699
103,585,577
Ground Transportation 0.0%
†
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 1.2% , 11/15/25 ............................... United States 1,856,000 1,853,657
Health Care Providers & Services 0.7%
CVS Health Corp. ,
Senior Bond, 2.875%, 6/01/26 ........................ United States 11,084,000 10,996,007
Senior Note, 5%, 2/20/26 ........................... United States 8,433,602 8,446,652
Senior Note, 3%, 8/15/26 ........................... United States 40,000,000 39,615,600
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.748% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 18,789,000 18,808,010
77,866,269
Hotels, Restaurants & Leisure 1.6%
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 31,438,000 31,444,137
Senior Note, 5.75%, 1/30/27 ......................... United States 37,884,000 38,547,105
Marriott International, Inc. ,
R, Senior Bond, 3.125%, 6/15/26 ..................... United States 15,266,000 15,176,448
X, Senior Bond, 4%, 4/15/28 ......................... United States 8,454,000 8,435,058
Senior Note, 5.45%, 9/15/26 ......................... United States 2,202,000 2,227,099
Senior Note, 4.2%, 7/15/27 .......................... United States 16,049,000 16,102,578
a
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 4.25%, 7/01/26 .................... United States 25,193,000 25,169,415
Senior Note, 144A, 5.5%, 8/31/26 ..................... United States 20,568,000 20,629,944
Starbucks Corp. , Senior Note , 4.75% , 2/15/26 ..............
United States 20,161,000 20,183,041
177,914,825
Household Durables 0.2%
Lennar Corp. , Senior Note , 5.25% , 6/01/26 ................
United States 21,737,000 21,749,757
Industrial Conglomerates 0.1%
a,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.944% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 13,320,000 13,346,147
Insurance 6.8%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 35,905,000 36,496,061
Aon Global Ltd. , Senior Note , 3.875% , 12/15/25 ............
United States 3,480,000 3,478,362
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 25,981,000 26,233,501
a
Athene Global Funding ,
Secured Note, 144A, 4.95%, 1/07/27 ................... United States 35,576,000 35,861,053
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 26,457,000 26,898,892

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
a
Athene Global Funding, (continued)
b
Secured Note, 144A, FRN, 5.247%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 38,701,000 $ 38,764,262
b
Secured Note, 144A, FRN, 5.291%, (SOFR Index + 1%),
9/18/28 ......................................... United States 22,450,000 22,471,112
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 28,083,000 28,223,088
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 13,470,000 13,528,247
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 11,296,000 11,444,245
a
Corebridge Global Funding ,
Secured Note, 144A, 5.35%, 6/24/26 ................... United States 23,645,000 23,823,422
b
Senior Secured Note, 144A, FRN, 5.588%, (SOFR + 1.3%),
9/25/26 ......................................... United States 42,912,000 43,221,670
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 21,700,000 21,727,527
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.013% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 16,405,000 16,486,047
a,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
5.021% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,758,548
a
Met Tower Global Funding , Senior Secured Note , 144A, 4% ,
10/01/27 ........................................ United States 9,469,000 9,468,500
a
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5%, 1/06/26 ..................... United States 32,401,000 32,441,709
b
Secured Note, 144A, FRN, 4.995%, (SOFR Index + 0.7%),
6/11/27 ......................................... United States 30,442,000 30,613,995
Secured Note, 144A, 4.15%, 8/25/28 ................... United States 17,750,000 17,804,786
b
Secured Note, 144A, FRN, 5.004%, (SOFR + 0.7%), 8/25/28 United States 37,858,000 37,939,951
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 21,220,000 21,485,427
a,b
New York Life Global Funding ,
Secured Note, 144A, FRN, 4.858%, (SOFR Index + 0.58%),
1/16/26 ......................................... United States 33,763,000 33,792,640
Secured Note, 144A, FRN, 4.932%, (SOFR + 0.66%), 7/25/28 United States 26,585,000 26,752,717
Senior Secured Note, 144A, FRN, 4.954%, (SOFR + 0.67%),
4/02/27 ......................................... United States 47,790,000 48,007,499
Senior Secured Note, 144A, FRN, 5.152%, (SOFR + 0.88%),
4/25/28 ......................................... United States 22,555,000 22,732,750
a
Northwestern Mutual Global Funding ,
Secured Note, 144A, 5.07%, 3/25/27 ................... United States 14,344,000 14,575,108
b
Secured Note, 144A, FRN, 4.964%, (SOFR + 0.66%), 8/25/28 United States 26,580,000 26,681,964
a,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 5.164% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,647,757
a
Principal Life Global Funding II ,
Secured Note, 144A, 4.6%, 8/19/27 .................... United States 9,381,000 9,468,862
b
Secured Note, 144A, FRN, 5.118%, (SOFR + 0.81%), 8/18/28 United States 22,125,000 22,139,907
a
Protective Life Global Funding ,
b
Secured Note, 144A, FRN, 4.98%, (SOFR + 0.7%), 4/10/26 . United States 28,438,000 28,471,940
Secured Note, 144A, 4.992%, 1/12/27 .................. United States 14,470,000 14,618,624
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 28,010,000 28,179,946
810,240,119
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,830,099
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 18,593,092

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.6%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 15,725,000 $ 15,874,800
Senior Note, 144A, 4.3%, 8/12/27 ..................... Germany 14,575,000 14,614,725
b
Senior Note, 144A, FRN, 5.218%, (SOFR + 0.96%), 9/25/27 . Germany 24,088,000 24,187,588
b
Senior Note, 144A, FRN, 5.088%, (SOFR + 0.84%), 1/13/28 . Germany 13,552,000 13,568,059
68,245,172
Metals & Mining 0.3%
a,b
Glencore Funding LLC , Senior Note , 144A, FRN , 5.035% , ( SOFR
Index + 0.75% ), 10/01/26 ............................ Australia 18,325,000 18,355,960
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.133% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,760,254
32,116,214
Multi-Utilities 0.6%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 11,190,000 11,313,692
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 32,598,000 33,001,413
Senior Note, 4.875%, 6/01/28 ........................ United States 11,905,000 12,108,932
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 5,710,000 5,701,796
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,512,501
75,638,334
Office REITs 0.5%
Boston Properties LP ,
Senior Bond, 3.65%, 2/01/26 ......................... United States 47,243,000 47,148,676
Senior Bond, 2.75%, 10/01/26 ........................ United States 14,382,000 14,190,764
61,339,440
Oil, Gas & Consumable Fuels 0.7%
b
Chevron USA, Inc. ,
Senior Note, FRN, 4.774%, (SOFR Index + 0.47%), 2/26/28 . United States 18,155,000 18,212,742
Senior Note, FRN, 4.88%, (SOFR + 0.57%), 8/13/28 ....... United States 22,140,000 22,232,105
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 12,270,000 12,271,309
ONEOK, Inc. ,
Senior Note, 5.55%, 11/01/26 ........................ United States 25,150,000 25,457,801
Senior Note, 5.65%, 11/01/28 ........................ United States 2,243,000 2,326,741
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 10,623,000 10,574,424
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.875% ,
6/30/26 ......................................... United States 1,146,000 1,148,685
92,223,807
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 7,773,000 7,648,830
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 7,815,000 7,873,279
15,522,109
Personal Care Products 0.2%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 18,000,000 18,059,864
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co. ,
Senior Note, 4.95%, 2/20/26 ......................... United States 14,440,000 14,477,115
Senior Note, 4.9%, 2/22/27 .......................... United States 9,625,000 9,748,931

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ,
Senior Note, 4%, 10/15/28 .......................... United States 17,690,000 $ 17,756,618
b
Senior Note, FRN, 4.837%, (SOFR + 0.53%), 10/15/28 ..... United States 44,240,000 44,419,141
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% ,
5/19/26 ......................................... United States 45,525,000 45,599,108
132,000,913
Residential REITs 0.4%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,721,135
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 10,138,000 10,090,401
51,811,536
Retail REITs 0.6%
Realty Income Corp. ,
Senior Note, 5.05%, 1/13/26 ......................... United States 9,393,000 9,394,634
Senior Note, 0.75%, 3/15/26 ......................... United States 24,297,000 23,984,528
Senior Note, 4.875%, 6/01/26 ........................ United States 40,050,000 40,147,009
73,526,171
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/27 ......................... United States 20,679,000 21,027,274
Senior Note, 4.8%, 4/15/28 .......................... United States 13,762,000 14,015,069
35,042,343
Software 0.5%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 22,760,000 22,539,685
b
Senior Note, FRN, 5.075%, (SOFR + 0.76%), 8/03/28 ...... United States 27,827,000 27,973,727
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 6,350,000 6,394,681
56,908,093
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ....................... United States 6,726,000 6,683,306
Senior Note, 3.65%, 3/15/27 ......................... United States 14,852,000 14,747,352
b
Public Storage Operating Co. , Senior Note , FRN , 4.978% , ( SOFR
Index + 0.7% ), 4/16/27 .............................. United States 36,921,000 37,043,498
58,474,156
Specialty Retail 0.6%
Home Depot, Inc. (The) ,
b
Senior Note, FRN, 4.588%, (SOFR + 0.33%), 12/24/25 ..... United States 16,071,000 16,077,978
Senior Note, 3.75%, 9/15/28 ......................... United States 8,840,000 8,818,834
Lowe's Cos., Inc. ,
Senior Note, 3.95%, 10/15/27 ........................ United States 22,000,000 21,968,637
Senior Note, 4%, 10/15/28 .......................... United States 21,738,000 21,694,921
68,560,370
Tobacco 1.0%
BAT International Finance plc , Senior Note , 1.668% , 3/25/26 ...
United Kingdom 10,156,000 10,051,803
Philip Morris International, Inc. ,
Senior Note, 5%, 11/17/25 ........................... United States 11,382,000 11,384,978
Senior Note, 4.375%, 11/01/27 ....................... United States 24,295,000 24,467,106

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
b
Senior Note, FRN, 4.871%, (SOFR + 0.83%), 4/28/28 ...... United States 45,700,000 $ 46,030,035
b
Senior Note, FRN, 4.931%, (SOFR + 0.66%), 10/27/28 ..... United States 21,700,000 21,728,084
113,662,006
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
Senior Note, 2.875%, 1/15/26 ........................ United States 27,535,000 27,439,237
Senior Note, 5.3%, 6/25/26 .......................... United States 36,850,000 37,090,906
64,530,143
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 7,402,000 7,395,145
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 9,050,000 9,050,000
16,445,145
Total Corporate Bonds (Cost $9,494,276,376) .................................
9,539,490,173
U.S. Government and Agency Securities 0.4%
U.S. Treasury Notes , 4.875%, 4/30/26 ....................
United States 48,372,000 48,613,939
Total U.S. Government and Agency Securities (Cost $48,348,205) ...............
48,613,939
Asset-Backed Securities 3.7%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 4,513,116 4,538,836
2023-2, A2A, 5.72%, 3/22/27 ......................... United States 336,740 336,960
2024-1, A2A, 4.65%, 11/22/27 ........................ United States 9,591,148 9,613,657
d
2025-1, A2B, FRN, 4.624%, (30-day SOFR Average + 0.44%),
1/20/28 ......................................... United States 12,251,590 12,257,356
26,746,809
a a a a a a
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 28,683,000 28,255,084
Consumer Finance 2.7%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 30,741,000 31,078,173
BA Credit Card Trust ,
2022-A2, A2, 5%, 4/15/28 ........................... United States 19,000,000 19,003,184
2024-A1, A, 4.93%, 5/15/29 .......................... United States 18,633,000 18,924,398
Capital One Prime Auto Receivables Trust ,
2022-1, A3, 3.17%, 4/15/27 .......................... United States 914,950 913,454
2023-1, A3, 4.87%, 2/15/28 .......................... United States 4,508,218 4,524,018
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 4,757,667 4,764,262
c,d
2025-1, A2B, FRN, Zero Cpn., (30-day SOFR Average +
0.33%), 1/16/29 ................................... United States 57,653,000 57,671,829
GM Financial Consumer Automobile Receivables Trust ,
2022-2, A3, 3.1%, 2/16/27 ........................... United States 799,627 798,961
2022-3, A3, 3.64%, 4/16/27 .......................... United States 2,611,265 2,609,924
2023-2, A3, 4.47%, 2/16/28 .......................... United States 10,961,200 10,977,230
2024-1, A3, 4.85%, 12/18/28 ......................... United States 10,215,646 10,271,877

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
GM Financial Consumer Automobile Receivables Trust,
(continued)
d
2024-4, A2B, FRN, 4.599%, (30-day SOFR Average + 0.4%),
10/18/27 ........................................ United States 4,165,899 $ 4,167,474
d
Harley-Davidson Motorcycle Trust , 2025-A , A2B , FRN , 4.894% ,
( 30-day SOFR Average + 0.66% ), 7/17/28 . ............... United States 16,011,682 16,039,737
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 4,479,739 4,483,947
2023-B, A3, 5.48%, 4/17/28 .......................... United States 24,307,020 24,483,348
d
2024-A, A2B, FRN, 4.654%, (30-day SOFR Average + 0.42%),
4/15/27 ......................................... United States 576,057 576,180
d
2024-C, A2B, FRN, 4.634%, (30-day SOFR Average + 0.4%),
9/15/27 ......................................... United States 4,980,076 4,982,788
d
2025-B, A2B, FRN, 4.614%, (30-day SOFR Average + 0.38%),
8/15/28 ......................................... United States 12,500,000 12,514,256
Nissan Auto Receivables Owner Trust ,
2022-B, A3, 4.46%, 5/17/27 .......................... United States 2,318,877 2,321,139
d
2025-A, A2B, FRN, 4.684%, (30-day SOFR Average + 0.45%),
2/15/28 ......................................... United States 19,786,000 19,806,122
Toyota Auto Receivables Owner Trust ,
2022-C, A3, 3.76%, 4/15/27 .......................... United States 1,058,428 1,057,738
2023-B, A3, 4.71%, 2/15/28 .......................... United States 7,006,427 7,030,713
d
2024-D, A2B, FRN, 4.624%, (30-day SOFR Average + 0.39%),
8/16/27 ......................................... United States 2,897,479 2,898,298
d
2025-D, A2B, FRN, 4.497%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 34,777,000 34,787,687
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 12,331,925 12,394,704
309,081,441
a a a a a a
Financial Services 0.5%
d
Ameriquest Mortgage Securities, Inc. ,
2004-R5, M1, FRN, 4.976%, (1-month SOFR + 0.984%),
7/25/34 ......................................... United States 32,496 32,449
2005-R9, M1, FRN, 4.811%, (1-month SOFR + 0.819%),
11/25/35 ........................................ United States 1,886,752 1,873,815
a,d
BofA Auto Trust , 2025-1A , A2B , 144A, FRN , 4.734% , ( 30-day
SOFR Average + 0.55% ), 11/22/27 . .................... United States 3,818,724 3,822,120
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 433,917 433,768
d
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 4.296% ,
( 1-month SOFR + 0.304% ), 6/25/37 . ................... United States 925,238 919,262
a
Chase Auto Owner Trust , 2024-3A , A2 , 144A, 5.53% , 9/27/27 . .. United States 1,900,199 1,903,421
d
First Franklin Mortgage Loan Trust , 2006-FF7 , 1A , FRN , 4.386% ,
( 1-month SOFR + 0.394% ), 5/25/36 . ................... United States 797,460 796,682
d
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 4.534% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 22,783,000 22,780,202
Honda Auto Receivables Owner Trust ,
2023-1, A3, 5.04%, 4/21/27 .......................... United States 2,631,136 2,638,222
2024-1, A3, 5.21%, 8/15/28 .......................... United States 6,973,275 7,034,768
2024-4, A2, 4.56%, 3/15/27 .......................... United States 4,987,209 4,992,633
d
Long Beach Mortgage Loan Trust ,
2004-1, M1, FRN, 4.856%, (1-month SOFR + 0.864%), 2/25/34 United States 159,768 160,335
2005-2, M5, FRN, 5.081%, (1-month SOFR + 1.089%), 4/25/35 United States 189,955 189,633
d
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 4.746% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 2,053,371 2,043,014
d
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.546% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 87,028 86,776

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
RASC Trust ,
2005-KS1, M2, FRN, 5.231%, (1-month SOFR + 0.864%),
2/25/35 ......................................... United States 437,785 $ 436,254
2006-KS3, M1, FRN, 4.601%, (1-month SOFR + 0.444%),
4/25/36 ......................................... United States 306,571 305,174
d
Soundview Home Loan Trust , 2005-OPT3 , M1 , FRN , 4.811% ,
( 1-month SOFR + 0.819% ), 11/25/35 . ................... United States 284,640 284,111
d
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-
NC2 , M5 , FRN , 5.036% , ( 1-month SOFR + 1.044% ), 5/25/35 . United States 248,744 294,983
a
Toyota Auto Loan Extended Note Trust , 2021-1A , A , 144A, 1.07% ,
2/27/34 . ......................................... United States 9,021,000 8,932,767
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 13,759,000 13,790,409
73,750,798
a a a a a a
Total Asset-Backed Securities (Cost $437,090,041) ............................
437,834,132
Residential Mortgage-Backed Securities 1.9%
Financial Services 1.9%
a,e
Angel Oak Mortgage Trust ,
2019-5, A1, 144A, FRN, 2.593%, 10/25/49 ............... United States 213,213 211,175
2020-3, A1, 144A, FRN, 1.691%, 4/25/65 ................ United States 5,486,402 5,241,145
a,e
Arroyo Mortgage Trust ,
2019-2, A1, 144A, FRN, 3.347%, 4/25/49 ................ United States 1,949,397 1,900,876
2019-3, A1, 144A, FRN, 2.962%, 10/25/48 ............... United States 2,729,770 2,622,585
a
BRAVO Residential Funding Trust ,
e
2020-NQM1, A1, 144A, FRN, 1.449%, 5/25/60 ............ United States 1,339,714 1,311,913
e
2021-NQM1, A1, 144A, FRN, 0.941%, 2/25/49 ............ United States 1,988,296 1,870,539
e
2021-NQM2, A1, 144A, FRN, 0.97%, 3/25/60 ............. United States 1,470,671 1,435,277
2023-NQM4, A1, 144A, 6.435%, 5/25/63 ................ United States 10,258,192 10,318,604
2024-NQM5, A1, 144A, 5.803%, 6/25/64 ................ United States 8,043,033 8,111,608
a,e
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,511,761 1,398,039
a
CSMC Trust ,
2019-NQM1, A1, 144A, 3.656%, 10/25/59 ............... United States 1,036,026 1,026,927
e
2020-AFC1, A1, 144A, FRN, 3.24%, 2/25/50 ............. United States 5,253,418 5,049,874
a
Ellington Financial Mortgage Trust ,
e
2019-2, A1, 144A, FRN, 2.739%, 11/25/59 ............... United States 1,341,580 1,300,856
e
2020-2, A1, 144A, FRN, 1.178%, 10/25/65 ............... United States 745,104 706,037
2024-INV1, A1A, 144A, 6.557%, 3/25/69 ................ United States 2,642,725 2,676,334
a,d
FHLMC STACR REMIC Trust , 2025-DNA3 , A1 , 144A, FRN ,
5.133% , ( 30-day SOFR Average + 0.95% ), 9/25/45 ........ United States 13,586,650 13,607,204
a,d
FNMA Connecticut Avenue Securities Trust , 2025-R04 , 1A1 ,
144A, FRN , 5.183% , ( 30-day SOFR Average + 1% ), 5/25/45 . United States 2,354,668 2,359,690
a,e
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,612,662 1,469,557
a,e
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 1,094,253 1,074,494
a,e
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 822,401 780,894
a
Imperial Fund Mortgage Trust ,
2022-NQM2, A1, 144A, 3.638%, 3/25/67 ................ United States 6,393,543 6,122,795
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................ United States 7,949,710 7,947,433
a,e
MFA Trust ,
2020-NQM1, A1, 144A, FRN, 2.479%, 3/25/65 ............ United States 560,023 544,671
2021-NQM1, A1, 144A, FRN, 1.153%, 4/25/65 ............ United States 3,188,302 3,008,589
a
New Residential Mortgage Loan Trust ,
d
2018-4A, A1S, 144A, FRN, 4.856%, (1-month SOFR + 0.864%),
1/25/48 ......................................... United States 2,070,902 2,036,472
e
2019-NQM4, A1, 144A, FRN, 2.492%, 9/25/59 ............ United States 1,148,123 1,105,196

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
New Residential Mortgage Loan Trust, (continued)
e
2020-NQM1, A1, 144A, FRN, 2.464%, 1/26/60 ............ United States 897,291 $ 846,662
a
OBX Trust ,
e
2020-EXP2, A8, 144A, FRN, 3%, 5/25/60 ................ United States 824,811 739,100
d
2020-EXP3, 2A1, 144A, FRN, 5.006%, (1-month SOFR +
1.014%), 1/25/60 .................................. United States 161,119 160,759
a,e
SG Residential Mortgage Trust , 2022-1 , A1 , 144A, FRN , 3.166% ,
3/27/62 ......................................... United States 2,294,307 2,166,132
a,e
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 2,771,729 2,611,327
a,e
Starwood Mortgage Residential Trust ,
2021-4, A1, 144A, FRN, 1.162%, 8/25/56 ................ United States 6,136,856 5,481,992
2022-2, A1, 144A, FRN, 3.165%, 2/25/67 ................ United States 6,095,571 5,873,136
a,d
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.915%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 37,853,000 38,432,075
2025-3, A, 144A, FRN, 4.915%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 37,820,000 37,944,742
2025-7, A, 144A, FRN, 4.891%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 41,468,000 41,568,726
a
Towd Point Mortgage Trust ,
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................... United States 763,333 757,862
d
2019-HY1, A1, 144A, FRN, 5.106%, (1-month SOFR + 1.114%),
10/25/48 ........................................ United States 1,971,685 1,976,665
d
2019-HY2, A1, 144A, FRN, 5.106%, (1-month SOFR + 1.114%),
5/25/58 ......................................... United States 272,177 278,335
e
2022-SJ1, A1B, 144A, FRN, 3.612%, 3/25/62 ............. United States 2,442,513 2,397,862
226,474,159
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $228,879,330) ..............
226,474,159
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
FHLMC ,
3316, CD, 5.5%, 5/15/37 ............................ United States 15,989 16,595
3539, PM, 4.5%, 5/15/37 ............................ United States 3,636 3,483
3611, Strip, 7/15/34 ................................ United States 11,738 10,524
3724, CM, 5.5%, 6/15/37 ............................ United States 41,317 43,375
FNMA ,
d
2005-63, FC, FRN, 4.547%, (30-day SOFR Average + 0.364%),
10/25/31 ........................................ United States 132,639 131,599
d
2006-74, FL, FRN, 4.647%, (30-day SOFR Average + 0.464%),
8/25/36 ......................................... United States 51,050 50,606
2010-81, AP, 2.5%, 7/25/40 .......................... United States 8,700 8,355
d
2010-90, GF, FRN, 4.797%, (30-day SOFR Average + 0.614%),
8/25/40 ......................................... United States 138,902 138,072
2011-60, PA, 4%, 10/25/39 ........................... United States 2,906 2,747
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 2,928 2,896
408,252
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $414,586) .........
408,252
Total Long Term Investments (Cost $10,209,008,538) ..........................
10,252,820,655
a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 14.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.0%
Intesa Sanpaolo SpA ,
4.06%, 10/09/26 .................................... Italy 23,500,000 $ 23,487,287
4.4%, 8/19/26 ...................................... Italy 44,205,000 44,278,615
5.05%, 1/13/26 ..................................... Italy 46,029,000 46,098,646
113,864,548
Total Certificates of Deposit (Cost $113,734,000) ..............................
113,864,548
a a a
Commercial Papers 12.5%
a,f
AES Corp. (The) , 144A, 4.252% , 11/03/25 ................. United States 83,395,000 83,365,520
a,f
Air Lease Corp. , 144A, 4.415% , 11/20/25 ................. United States 18,625,000 18,579,898
a,f
Alexandria Real Estate Equities, Inc. ,
144A, 4.314%, 11/03/25 .............................. United States 80,680,000 80,652,020
144A, 4.097%, 11/14/25 .............................. United States 20,155,000 20,122,278
100,774,298
a,f
Alimentation Couche-Tard, Inc. ,
144A, 4.257%, 11/04/25 .............................. Canada 17,305,000 17,297,104
144A, 4.255%, 11/13/25 .............................. Canada 17,060,000 17,034,521
144A, 4.248%, 11/12/25 .............................. Canada 8,520,000 8,508,233
42,839,858
a,f
AutoNation, Inc. , 144A, 4.252% , 11/03/25 ................. United States 116,560,000 116,516,290
a,f
Aviation Capital Group LLC , 144A, 4.061% , 11/03/25 ......... United States 50,365,000 50,348,027
a,f
Bayer Corp. , 144A, 4.702% , 7/20/26 ..................... United States 53,930,000 52,354,020
a,f
Bell Canada Holdings, Inc. ,
144A, 4.207%, 11/20/25 .............................. Canada 15,995,000 15,959,278
144A, 4.287%, 11/05/25 .............................. Canada 17,380,000 17,370,213
144A, 4.217%, 11/19/25 .............................. Canada 19,935,000 19,892,726
144A, 4.219%, 11/24/25 .............................. Canada 24,040,000 23,975,446
77,197,663
a,f
Boston Properties LP ,
144A, 4.305%, 11/05/25 .............................. United States 18,535,000 18,524,466
144A, 4.285%, 11/06/25 .............................. United States 25,900,000 25,882,233
144A, 4.311%, 11/24/25 .............................. United States 8,000,000 7,978,046
52,384,745
a,f
Bunge Ltd. Finance Corp. ,
144A, 4.251%, 11/10/25 .............................. United States 23,970,000 23,942,384
144A, 4.322%, 12/01/25 .............................. United States 34,830,000 34,706,402
144A, 4.245%, 11/06/25 .............................. United States 25,000,000 24,982,732
144A, 4.332%, 11/25/25 .............................. United States 21,265,000 21,204,208
104,835,726
a,f
Charles Schwab Corp. (The) , 144A, 4.606% , 11/14/25 ........ United States 26,645,000 26,604,601
a,f
CRH America Finance, Inc. , 144A, 4.661% , 11/07/25 ......... United States 20,000,000 19,983,900
a,f
Crown Castle, Inc. , 144A, 4.563% , 11/13/25 ............... United States 24,790,000 24,750,073
a,f
CVS Health Corp. , 144A, 4.201% , 11/03/25 ................ United States 33,240,000 33,228,027
a,f
Enel Finance America LLC , 144A, 4.243% , 12/19/25 ......... Italy 24,545,000 24,408,010
a,f
Energy Transfer LP , 144A, 4.031% , 11/03/25 ............... United States 40,675,000 40,661,215
a,f
Extra Space Storage LP ,
144A, 4.297%, 11/06/25 .............................. United States 25,135,000 25,117,431
144A, 4.301%, 11/13/25 .............................. United States 8,055,000 8,042,943

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,f
Extra Space Storage LP, (continued)
144A, 4.25%, 11/25/25 ............................... United States 25,575,000 $ 25,501,354
58,661,728
a,f
FMC Corp. , 144A, 4.502% , 11/03/25 ..................... United States 48,665,000 48,645,904
a,f
General Motors Financial Co., Inc. ,
144A, 4.404%, 11/17/25 .............................. United States 9,040,000 9,022,672
144A, 4.62%, 2/02/26 ................................ United States 11,770,000 11,642,028
144A, 4.367%, 2/05/26 ............................... United States 2,000,000 1,977,545
144A, 4.23%, 3/06/26 ................................ United States 9,045,000 8,911,975
144A, 4.239%, 5/05/26 ............................... United States 7,925,000 7,756,057
144A, 4.225%, 6/03/26 ............................... United States 21,950,000 21,411,657
60,721,934
a,f
Glencore Funding LLC , 144A, 4.446% , 11/28/25 ............ Australia 30,505,000 30,406,670
a,f
Honeywell International, Inc. ,
144A, 4.312%, 12/15/25 .............................. United States 21,965,000 21,856,961
144A, 4.312%, 12/16/25 .............................. United States 21,965,000 21,854,437
43,711,398
a,f
Jackson National Life Short Term Funding LLC , 144A, 4.25% ,
2/13/26 ........................................... United States 13,690,000 13,531,880
a,f
Macquarie Bank Ltd. ,
144A, 4.62%, 5/20/26 ................................ Australia 13,267,000 13,274,848
144A, 4.64%, 5/14/26 ................................ Australia 15,730,000 15,741,382
29,016,230
f
Macquarie Group Ltd. ,
4.297%, 12/19/25 ................................... Australia 42,965,000 42,734,278
4.232%, 1/22/26 .................................... Australia 6,053,000 5,998,271
48,732,549
a,f
Marriott International, Inc. , 144A, 4.219% , 11/24/25 .......... United States 17,510,000 17,461,525
a,f
Mid-America Apartments LP , 144A, 4.247% , 11/10/25 ........ United States 25,000,000 24,971,610
a,f
Nutrien Ltd. ,
144A, 4.217%, 11/21/25 .............................. Canada 11,790,000 11,761,700
144A, 4.209%, 11/28/25 .............................. Canada 25,570,000 25,487,621
37,249,321
a,f
Oracle Corp. ,
144A, 4.351%, 11/17/25 .............................. United States 24,555,000 24,508,512
144A, 4.301%, 12/11/25 .............................. United States 25,675,000 25,556,443
50,064,955
a,f
Ovintiv, Inc. ,
144A, 4.711%, 11/03/25 .............................. United States 13,305,000 13,299,908
144A, 4.736%, 11/04/25 .............................. United States 16,475,000 16,466,585
144A, 4.7%, 11/10/25 ................................ United States 6,725,000 6,716,437
36,482,930
a,f
Phillips 66 , 144A, 4.205% , 11/19/25 ...................... United States 23,915,000 23,863,289
a,f
Protective Life Corp. , 144A, 4.28% , 11/06/25 ............... United States 24,645,000 24,627,702
f
Ryder System, Inc. , 4.238% , 11/07/25 .................... United States 18,775,000 18,759,886
a,f
UDR, Inc. , 144A, 4.287% , 11/04/25 ...................... United States 22,245,000 22,234,959

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 38 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,f
VW Credit, Inc. , 144A, 4.323% , 11/06/25 .................. Germany 20,000,000 $ 19,986,052
Total Commercial Papers (Cost $1,477,828,296) ...............................
1,477,962,393
Shares
Management Investment Companies 0.3%
g,h
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 40,553,076 40,553,076
Total Management Investment Companies (Cost $40,553,076) ..................
40,553,076
Principal
Amount
*
i
Repurchase Agreements 0.2%
Tri-party repurchase agreement, 4.09%, 11/03/25 (Maturity Value
$25,008,521)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 1.542% - 5.95%, 5/11/27 -
10/1/55 (valued at $26,259,065) ....................... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $25,000,000) .............................
25,000,000
Total Short Term Investments (Cost $1,657,115,372 ) ...........................
1,657,380,017
a
Total Investments (Cost $11,866,123,910) 100.5% ..............................
$11,910,200,672
Other Assets, less Liabilities (0.5)% .........................................
(54,632,924)
Net Assets 100.0% .........................................................
$11,855,567,748
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $5,070,878,909, representing 42.8% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2025, all repurchase agreements had been entered into on that date.

Putnam Funds Trust
Schedule of Investments (unaudited), October 31, 2025
Putnam Ultra Short MAC Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 73.4%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond , 2.25% , 6/15/26 ......................... United States 35,000 $ 34,546
Senior Note , 2.196% , 2/04/26 ........................ United States 130,000 129,311
Senior Note , 3.1% , 5/01/26 .......................... United States 80,000 79,547
Senior Note , 5.04% , 5/01/27 ......................... United States 60,000 60,603
Howmet Aerospace, Inc. , Senior Bond , 5.9% , 2/01/27 ........
United States 64,000 65,404
369,411
Automobiles 4.4%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 5.11% , ( SOFR Index + 0.8% ),
8/13/26 ......................................... Germany 41,000 41,146
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 64,000 64,540
b
Senior Note , 144A, FRN , 5.23% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 106,000 106,586
b
Senior Note , 144A, FRN , 5.209% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 100,000 100,551
a ,b
Hyundai Capital America ,
Senior Note , 144A, FRN , 5.331% , ( SOFR + 1.04% ), 3/19/27 . United States 238,000 238,658
Senior Note , 144A, FRN , 5.328% , ( SOFR + 1.04% ), 6/24/27 . United States 107,000 107,382
Senior Note , 144A, FRN , 5.318% , ( SOFR + 1.03% ), 9/24/27 . United States 68,000 68,366
a
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.9% , 1/09/26 .................................... Germany 538,000 538,717
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
4.9% , 8/14/26 .................................... Germany 400,000 401,285
1,667,231
Banks 36.8%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note , 144A, 6.339% to 9/17/26, FRN
thereafter , 9/18/27 ................................. Netherlands 300,000 305,358
Senior Non-Preferred Note , 144A, 4.988% to 12/02/27, FRN
thereafter , 12/03/28 ................................ Netherlands 200,000 202,841
a ,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 4.958% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 201,005
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
6.138% to 9/13/27, FRN thereafter , 9/14/28 .............. Spain 400,000 413,672
Banco Santander SA , Senior Non-Preferred Note , 5.552% to
3/13/27, FRN thereafter , 3/14/28 ...................... Spain 200,000 203,240
b
Bank of America Corp. , Senior Note , FRN , 5.365% , ( SOFR +
1.05% ), 2/04/28 ................................... United States 500,000 503,346
b
Bank of Montreal ,
Senior Note , FRN , 5.176% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 122,000 122,481
Senior Note , FRN , 5.039% , ( SOFR Index + 0.75% ), 9/22/28 . Canada 120,000 120,092
Senior Note , FRN , 5.132% , ( SOFR + 0.86% ), 1/27/29 ...... Canada 75,000 75,233
Bank of Nova Scotia (The) ,
Senior Note , 5.35% , 12/07/26 ........................ Canada 232,000 235,240
b
Senior Note , FRN , 5.079% , ( SOFR Index + 0.78% ), 6/04/27 . Canada 111,000 111,563
b
Senior Note , FRN , 5.297% , ( SOFR + 1% ), 9/08/28 ........ Canada 109,000 109,568
a
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 5.896% , 7/13/26 .............................. France 500,000 506,115
Barclays plc ,
Senior Note , 5.829% to 5/08/26, FRN thereafter , 5/09/27 .... United Kingdom 200,000 201,586
Senior Note , 6.496% to 9/12/26, FRN thereafter , 9/13/27 .... United Kingdom 200,000 203,700
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 221,000 217,783

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
BNP Paribas SA, (continued)
b
Senior Non-Preferred Note , 144A, FRN , 5.79% , ( SOFR +
1.43% ), 5/09/29 .................................. France 200,000 $ 201,761
a
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 270,000 270,727
a
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 6.684% to 9/12/26, FRN
thereafter , 9/13/27 ................................. Spain 250,000 255,094
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 250,000 251,844
b
Canadian Imperial Bank of Commerce ,
Senior Note , FRN , 5.504% , ( SOFR + 1.22% ), 10/02/26 ..... Canada 45,000 45,365
Senior Note , FRN , 5.226% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 95,000 95,724
Senior Note , FRN , 5.225% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 109,000 109,357
Senior Note , FRN , 5.315% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 100,000 100,608
b
Citigroup, Inc. ,
Senior Note , FRN , 5.063% , ( SOFR + 0.77% ), 6/09/27 ...... United States 59,000 59,076
Senior Note , FRN , 5.224% , ( SOFR + 1.143% ), 5/07/28 ..... United States 260,000 261,746
Senior Note , FRN , 4.937% , ( SOFR + 0.87% ), 3/04/29 ...... United States 120,000 120,069
a
Commonwealth Bank of Australia ,
b
Senior Note , 144A, FRN , 4.763% , ( SOFR + 0.46% ), 11/27/26 Australia 104,000 103,977
Sub. Bond , 144A, 4.5% , 12/09/25 ..................... Australia 215,000 214,985
Cooperatieve Rabobank UA ,
a
Senior Non-Preferred Note , 144A, 3.649% to 4/05/27, FRN
thereafter , 4/06/28 ................................. Netherlands 250,000 248,255
b
Senior Preferred Note , FRN , 5.182% , ( SOFR Index + 0.9% ),
10/05/26 ........................................ Netherlands 250,000 251,337
a
Credit Agricole SA ,
Senior Non-Preferred Note , 144A, 4.631% to 9/10/27, FRN
thereafter , 9/11/28 ................................. France 250,000 251,424
b
Senior Non-Preferred Note , 144A, FRN , 5.505% , ( SOFR +
1.21% ), 9/11/28 ................................... France 250,000 251,540
a
Danske Bank A/S , Senior Non-Preferred Note , 144A, 4.298% to
3/31/27, FRN thereafter , 4/01/28 ...................... Denmark 200,000 200,203
b
Fifth Third Bank NA , Senior Note , FRN , 5.082% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 250,287
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 252,250
a
ING Groep NV , Senior Note , 144A, 4.625% , 1/06/26 ......... Netherlands 564,000 564,257
JPMorgan Chase & Co. ,
b
Senior Note , FRN , 5.195% , ( SOFR + 0.92% ), 4/22/28 ...... United States 55,000 55,304
Senior Note , 4.505% to 10/21/27, FRN thereafter , 10/22/28 .. United States 250,000 251,996
b
Senior Note , FRN , 5.135% , ( SOFR + 0.86% ), 10/22/28 ..... United States 40,000 40,200
b
Senior Note , FRN , 5.074% , ( SOFR + 0.8% ), 1/24/29 ....... United States 106,000 106,210
Lloyds Banking Group plc ,
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 200,000 203,363
Senior Note , 4.818% to 6/12/28, FRN thereafter , 6/13/29 .... United Kingdom 250,000 253,579
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.017% to
7/19/27, FRN thereafter , 7/20/28 ...................... Japan 200,000 202,965
b
Morgan Stanley Bank NA , Senior Note , FRN , 4.988% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 251,583
a ,b
National Australia Bank Ltd. , Senior Note , 144A, FRN , 4.915% ,
( SOFR + 0.62% ), 6/11/27 ............................ Australia 250,000 250,630
National Bank of Canada , Senior Note , 5.6% to 7/01/26, FRN
thereafter , 7/02/27 ................................. Canada 350,000 353,086
NatWest Group plc ,
Senior Note , 7.472% to 11/09/25, FRN thereafter , 11/10/26 .. United Kingdom 200,000 200,114

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
NatWest Group plc, (continued)
b
Senior Note , FRN , 5.52% , ( SOFR + 1.25% ), 3/01/28 ....... United Kingdom 200,000 $ 201,330
PNC Bank NA , Senior Note , 4.429% to 7/20/27, FRN thereafter ,
7/21/28 ......................................... United States 250,000 251,288
PNC Financial Services Group, Inc. (The) , Senior Note , 4.758%
to 1/25/26, FRN thereafter , 1/26/27 ..................... United States 174,000 174,149
b
Royal Bank of Canada ,
Senior Note , FRN , 5.064% , ( SOFR Index + 0.79% ), 7/23/27 . Canada 135,000 135,295
Senior Note , FRN , 5.104% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 102,000 102,180
c
1 , Senior Note , FRN , 4.993% , ( SOFR + 0.7% ), 11/03/28 .... Canada 112,000 112,096
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 200,000 209,079
a
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 4% , 1/12/27 ........... France 200,000 199,119
Senior Non-Preferred Note , 144A, 5.25% , 2/19/27 ......... France 200,000 202,055
Sumitomo Mitsui Financial Group, Inc. , Senior Note , 5.52% ,
1/13/28 ......................................... Japan 200,000 206,363
a ,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
5.412% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 302,013
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 203,443
Toronto-Dominion Bank (The) ,
Senior Note , 5.103% , 1/09/26 ........................ Canada 198,000 198,299
b
Senior Note , FRN , 5.09% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 90,000 90,380
Senior Note , 5.523% , 7/17/28 ........................ Canada 40,000 41,439
b
Senior Note , FRN , 4.998% , ( SOFR + 0.75% ), 10/13/28 ..... Canada 77,000 77,119
Truist Bank , Senior Note , 4.42% to 7/23/27, FRN thereafter ,
7/24/28 ......................................... United States 350,000 351,420
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 100,000 101,031
b
US Bank NA , Senior Note , FRN , 4.965% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 300,000 300,852
b
Wells Fargo & Co. ,
Senior Note , FRN , 5.054% , ( SOFR + 0.78% ), 1/24/28 ...... United States 186,000 186,524
Senior Note , FRN , 5.345% , ( SOFR + 1.07% ), 4/22/28 ...... United States 23,000 23,160
Senior Note , FRN , 5.644% , ( SOFR + 1.37% ), 4/23/29 ...... United States 105,000 106,482
b
Westpac Banking Corp. , Senior Note , FRN , 4.736% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 133,243
14,170,098
Building Products 0.3%
Owens Corning ,
Senior Bond , 3.4% , 8/15/26 .......................... United States 67,000 66,560
Senior Note , 5.5% , 6/15/27 .......................... United States 31,000 31,637
98,197
Capital Markets 7.1%
Bank of New York Mellon Corp. (The) ,
Senior Note , 4.441% to 6/08/27, FRN thereafter , 6/09/28 .... United States 35,000 35,231
b
Senior Note , FRN , 4.976% , ( SOFR Index + 0.68% ), 6/09/28 . United States 55,000 55,034
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 175,000 174,764
Senior Non-Preferred Note , 2.552% to 1/06/27, FRN thereafter ,
1/07/28 ......................................... Germany 150,000 146,876
b
Senior Non-Preferred Note , FRN , 5.49% , ( SOFR + 1.21% ),
1/10/29 ......................................... Germany 150,000 150,600

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Bank USA ,
b
Senior Note , FRN , 5.056% , ( SOFR + 0.75% ), 5/21/27 ...... United States 20,000 $ 20,040
Senior Note , 5.414% to 5/20/26, FRN thereafter , 5/21/27 .... United States 300,000 301,940
b
Goldman Sachs Group, Inc. (The) ,
Senior Note , FRN , 5.564% , ( SOFR + 1.29% ), 4/23/28 ...... United States 60,000 60,510
Senior Note , FRN , 5.195% , ( SOFR + 0.92% ), 10/21/29 ..... United States 95,000 95,093
Jefferies Financial Group, Inc. ,
Senior Note , 4.75% , 8/11/26 ......................... United States 115,000 115,112
Senior Note , 4.5% , 9/15/26 .......................... United States 110,000 110,516
a
Macquarie Bank Ltd. , Senior Note , 144A, 5.391% , 12/07/26 ... Australia 226,000 229,488
a ,b
Mizuho Markets Cayman LP ,
Senior Note , 144A, FRN , 4.554% , ( SOFR + 0.5% ), 5/01/26 .. Japan 70,000 70,030
Senior Note , 144A, FRN , 4.58% , ( SOFR + 0.52% ), 10/09/26 . Japan 80,000 80,055
Senior Note , 144A, FRN , 4.795% , ( SOFR + 0.52% ), 11/16/26 Japan 115,000 115,052
b
Morgan Stanley ,
Senior Note , FRN , 5.068% , ( SOFR + 1.02% ), 4/13/28 ...... United States 50,000 50,273
Senior Note , FRN , 5.428% , ( SOFR + 1.38% ), 4/12/29 ...... United States 100,000 101,443
I , Senior Note , FRN , 5.195% , ( SOFR + 0.92% ), 10/18/29 .... United States 115,000 115,172
b
State Street Corp. ,
Senior Note , FRN , 4.927% , ( SOFR + 0.845% ), 8/03/26 ..... United States 164,000 164,578
Senior Note , FRN , 4.915% , ( SOFR + 0.64% ), 10/22/27 ..... United States 45,000 45,136
Senior Note , FRN , 5.224% , ( SOFR + 0.95% ), 4/24/28 ...... United States 35,000 35,168
a
UBS Group AG ,
Senior Bond , 144A, 4.282% , 1/09/28 ................... Switzerland 295,000 295,280
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 200,000 204,614
2,772,005
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 86,000 86,954
Consumer Finance 5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 1.75% , 1/30/26 ......................... Ireland 150,000 149,065
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 152,334
American Express Co. ,
b
Senior Note , FRN , 5.07% , ( SOFR + 0.76% ), 2/13/26 ....... United States 332,000 332,243
b
Senior Note , FRN , 5.202% , ( SOFR + 0.93% ), 7/26/28 ...... United States 61,000 61,496
b
Senior Note , FRN , 5.532% , ( SOFR + 1.26% ), 4/25/29 ...... United States 35,000 35,444
Senior Note , 4.351% to 7/19/28, FRN thereafter , 7/20/29 .... United States 55,000 55,343
b
American Honda Finance Corp. ,
Senior Note , FRN , 4.915% , ( SOFR + 0.62% ), 12/11/26 ..... United States 50,000 50,072
Senior Note , FRN , 5.04% , ( SOFR + 0.73% ), 8/13/27 ....... United States 65,000 65,147
Senior Note , FRN , 5.089% , ( SOFR + 0.82% ), 3/03/28 ...... United States 100,000 100,145
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 100,000 99,500
Senior Note , 7.149% to 10/28/26, FRN thereafter , 10/29/27 .. United States 100,000 102,736
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 260,000 272,550
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 4.968% , ( SOFR + 0.69% ), 10/16/26 ..... United States 40,000 40,194
Senior Note , FRN , 4.869% , ( SOFR + 0.56% ), 11/15/27 ..... United States 106,000 106,341
General Motors Financial Co., Inc. ,
Senior Note , 5.4% , 4/06/26 .......................... United States 57,000 57,257
b
Senior Note , FRN , 5.298% , ( SOFR Index + 1.05% ), 7/15/27 . United States 55,000 55,117
b
John Deere Capital Corp. ,
Senior Note , FRN , 4.865% , ( SOFR + 0.6% ), 6/11/27 ....... United States 114,000 114,482
Senior Note , FRN , 4.845% , ( SOFR + 0.58% ), 9/11/28 ...... United States 65,000 65,272

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Toyota Motor Credit Corp. ,
Senior Note , FRN , 4.73% , ( SOFR Index + 0.45% ), 4/10/26 .. United States 49,000 $ 49,058
Senior Note , FRN , 5.083% , ( SOFR + 0.77% ), 8/07/26 ...... United States 27,000 27,111
1,990,907
Consumer Staples Distribution & Retail 0.5%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 60,000 60,030
Kroger Co. (The) , Senior Bond , 2.65% , 10/15/26 ............
United States 10,000 9,868
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 48,000 48,457
b
Walmart, Inc. , Senior Note , FRN , 4.702% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 80,000 80,300
198,655
Electric Utilities 0.4%
b
Georgia Power Co. , Senior Note , FRN , 4.573% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 35,000 35,017
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 20,000 19,853
Senior Note , 4.685% , 9/01/27 ........................ United States 15,000 15,166
Senior Note , 4.85% , 2/04/28 ......................... United States 20,000 20,367
b
Senior Note , FRN , 5.115% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 50,000 50,372
140,775
Electronic Equipment, Instruments & Components 0.2%
c
Amphenol Corp. ,
Senior Note , 3.8% , 11/15/27 ......................... United States 55,000 54,844
b
Senior Note , FRN , 4.824% , ( SOFR + 0.53% ), 11/15/27 ..... United States 20,000 20,044
74,888
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 15,000 15,068
Senior Bond , 5.875% , 11/15/28 ....................... United States 40,000 42,089
57,157
Financial Services 1.3%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 200,000 204,100
b
Senior Non-Preferred Note , 144A, FRN , 5.598% , ( SOFR +
1.29% ), 2/16/28 .................................. United Kingdom 200,000 201,462
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.967% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 60,208
465,770
Food Products 0.6%
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.921% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 90,227
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 76,509
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 95,000 95,395
262,131
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Senior Bond , 2.875% , 6/01/26 ........................ United States 30,000 29,762
Senior Note , 5% , 2/20/26 ........................... United States 22,000 22,034

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Note , 3% , 8/15/26 ........................... United States 130,000 $ 128,751
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.748% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 54,000 54,055
234,602
Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc. , Senior Note , 4.2% , 7/15/27 ........
United States 40,000 40,134
a
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 4.25% , 7/01/26 .................... United States 68,000 67,937
Senior Note , 144A, 5.5% , 8/31/26 ..................... United States 28,000 28,084
136,155
Industrial Conglomerates 0.5%
a ,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.944% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 200,000 200,392
Insurance 4.7%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 200,000 203,292
Aon Global Ltd. , Senior Note , 3.875% , 12/15/25 ............
United States 10,000 9,995
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 69,000 69,671
a
Athene Global Funding ,
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 100,000 101,670
b
Secured Note , 144A, FRN , 5.247% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 102,000 102,167
b
Secured Note , 144A, FRN , 5.291% , ( SOFR Index + 1% ),
9/18/28 ......................................... United States 50,000 50,047
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 108,000 108,539
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 35,000 35,151
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 32,000 32,420
a
Corebridge Global Funding , Secured Note , 144A, 5.35% , 6/24/26 United States 65,000 65,490
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.013% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 40,000 40,198
a ,b
Metropolitan Life Global Funding I , Secured Note , 144A, FRN ,
4.995% , ( SOFR Index + 0.7% ), 6/11/27 ................. United States 150,000 150,847
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 60,000 60,751
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 4.932% , ( SOFR + 0.66% ), 7/25/28 United States 60,000 60,379
Senior Secured Note , 144A, FRN , 4.954% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 106,000 106,482
Senior Secured Note , 144A, FRN , 5.152% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 60,000 60,473
a
Northwestern Mutual Global Funding ,
Secured Note , 144A, 5.07% , 3/25/27 ................... United States 85,000 86,370
b
Secured Note , 144A, FRN , 4.964% , ( SOFR + 0.66% ), 8/25/28 United States 60,000 60,230
a
Principal Life Global Funding II ,
Secured Note , 144A, 4.6% , 8/19/27 .................... United States 27,000 27,253
b
Secured Note , 144A, FRN , 5.118% , ( SOFR + 0.81% ), 8/18/28 United States 50,000 50,034
a
Protective Life Global Funding ,
b
Secured Note , 144A, FRN , 4.98% , ( SOFR + 0.7% ), 4/10/26 . United States 150,000 150,179
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 150,000 150,910
1,782,548
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 17,908

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 $ 54,155
Machinery 0.8%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 150,000 151,429
b
Senior Note , 144A, FRN , 5.088% , ( SOFR + 0.84% ), 1/13/28 . Germany 150,000 150,178
301,607
Metals & Mining 0.2%
a ,b
Glencore Funding LLC , Senior Note , 144A, FRN , 5.035% , ( SOFR
Index + 0.75% ), 10/01/26 ............................ Australia 50,000 50,084
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.133% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,360
85,444
Multi-Utilities 0.4%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 30,000 30,332
DTE Energy Co. ,
Senior Note , 4.95% , 7/01/27 ......................... United States 55,000 55,681
Senior Note , 4.875% , 6/01/28 ........................ United States 25,000 25,428
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 15,000 14,978
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,326
154,745
Office REITs 0.5%
Boston Properties LP ,
Senior Bond , 3.65% , 2/01/26 ......................... United States 153,000 152,694
Senior Bond , 2.75% , 10/01/26 ........................ United States 25,000 24,668
177,362
Oil, Gas & Consumable Fuels 1.6%
b
Chevron USA, Inc. ,
Senior Note , FRN , 4.774% , ( SOFR Index + 0.47% ), 2/26/28 . United States 50,000 50,159
Senior Note , FRN , 4.88% , ( SOFR + 0.57% ), 8/13/28 ....... United States 55,000 55,229
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 35,000 35,004
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 404,895
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 35,000 34,840
580,127
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note , 144A, 0.95% , 5/15/26 .................... United States 18,000 17,713
Senior Note , 144A, 4.4% , 6/30/28 ..................... United States 20,000 20,149
37,862
Personal Care Products 0.1%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 50,000 50,166
Pharmaceuticals 1.6%
Eli Lilly & Co. ,
Senior Note , 4% , 10/15/28 .......................... United States 40,000 40,151
b
Senior Note , FRN , 4.837% , ( SOFR + 0.53% ), 10/15/28 ..... United States 105,000 105,425
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% ,
5/19/26 ......................................... United States 466,000 466,759
612,335
Residential REITs 0.4%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 101,692

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Residential REITs (continued)
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 21,000 $ 20,901
122,593
Retail REITs 1.2%
Realty Income Corp. , Senior Note , 5.05% , 1/13/26 ..........
United States 460,000 460,080
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Note , 5.05% , 7/12/27 ......................... United States 59,000 59,993
Senior Note , 4.8% , 4/15/28 .......................... United States 38,000 38,699
98,692
Software 0.3%
Oracle Corp. ,
Senior Note , 1.65% , 3/25/26 ......................... United States 65,000 64,371
b
Senior Note , FRN , 5.075% , ( SOFR + 0.76% ), 8/03/28 ...... United States 70,000 70,369
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 20,000 20,141
154,881
Specialized REITs 0.0%
†
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .......
United States 20,000 19,873
Specialty Retail 0.4%
Home Depot, Inc. (The) ,
b
Senior Note , FRN , 4.588% , ( SOFR + 0.33% ), 12/24/25 ..... United States 46,000 46,020
Senior Note , 3.75% , 9/15/28 ......................... United States 5,000 4,988
Lowe's Cos., Inc. ,
Senior Note , 3.95% , 10/15/27 ........................ United States 50,000 49,929
Senior Note , 4% , 10/15/28 .......................... United States 50,000 49,901
150,838
Tobacco 0.8%
BAT International Finance plc , Senior Note , 1.668% , 3/25/26 ...
United Kingdom 25,000 24,744
Philip Morris International, Inc. ,
Senior Note , 4.375% , 11/01/27 ....................... United States 70,000 70,496
b
Senior Note , FRN , 4.871% , ( SOFR + 0.83% ), 4/28/28 ...... United States 120,000 120,867
b
Senior Note , FRN , 4.931% , ( SOFR + 0.66% ), 10/27/28 ..... United States 70,000 70,090
286,197
Trading Companies & Distributors 0.2%
Air Lease Corp. , Senior Note , 2.875% , 1/15/26 .............
United States 76,000 75,736
Wireless Telecommunication Services 0.1%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 29,000 28,973
Total Corporate Bonds (Cost $ 28,074,550 ) ....................................
28,177,450
Asset-Backed Securities 3.8%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2024-1 , A2A , 4.65% , 11/22/27 ........................ United States 34,411 34,492
d
2025-1 , A2B , FRN , 4.624% , ( 30-day SOFR Average + 0.44% ),
1/20/28 ......................................... United States 33,345 33,360
67,852
a a a a a a
Banks 0.4%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 150,000 147,762

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 2.1%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 110,000 $ 111,207
Capital One Prime Auto Receivables Trust ,
2022-1 , A3 , 3.17% , 4/15/27 .......................... United States 28,596 28,549
c,d
2025-1 , A2B , FRN , Zero Cpn., ( 30-day SOFR Average +
0.33% ), 1/16/29 ................................... United States 187,000 187,061
GM Financial Consumer Automobile Receivables Trust ,
2022-2 , A3 , 3.1% , 2/16/27 ........................... United States 11,888 11,878
2022-3 , A4 , 3.71% , 12/16/27 ......................... United States 192,000 191,544
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 24,484 24,619
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 86,307 86,933
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 25,205 25,293
d
2025-D , A2B , FRN , 4.497% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 112,000 112,034
779,118
a a a a a a
Financial Services 1.1%
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 2,480 2,479
a
Chase Auto Owner Trust , 2024-3A , A2 , 144A, 5.53% , 9/27/27 . .. United States 21,882 21,919
a
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 79,859 80,270
Ford Credit Auto Owner Trust ,
2022-C , A4 , 4.59% , 12/15/27 ......................... United States 189,000 189,352
d
2025-B , A2B , FRN , 4.534% , ( 30-day SOFR Average + 0.3% ),
6/15/28 ......................................... United States 52,000 51,993
Honda Auto Receivables Owner Trust ,
2023-1 , A3 , 5.04% , 4/21/27 .......................... United States 3,959 3,969
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 46,549 47,052
2024-1 , A3 , 5.21% , 8/15/28 .......................... United States 28,842 29,097
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 35,000 35,080
461,211
a a a a a a
Total Asset-Backed Securities (Cost $ 1,455,159 ) ..............................
1,455,943
Total Long Term Investments (Cost $ 29,529,709 ) ..............................
29,633,393
a
Short Term Investments 23.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.7%
Intesa Sanpaolo SpA , 4.4% , 8/19/26 ..................... Italy 250,000 250,417
Total Certificates of Deposit (Cost $ 250,000 ) ..................................
250,417
a a a
Commercial Papers 22.4%
a ,e
AES Corp. (The) , 144A, 4 .252% , 11/03/25 ................. United States 270,000 269,905
a ,e
Alexandria Real Estate Equities, Inc. , 144A, 4 .312% , 11/03/25 .. United States 300,000 299,896
a ,e
Alimentation Couche-Tard, Inc. , 144A, 4 .255% , 11/13/25 ...... Canada 300,000 299,552
a ,e
AutoNation, Inc. , 144A, 4 .251% , 11/03/25 ................. United States 375,000 374,859
a ,e
Aviation Capital Group LLC , 144A, 4 .061% , 11/03/25 ......... United States 340,000 339,885
a ,e
Bell Canada Holdings, Inc. ,
144A, 4 .217% , 11/19/25 .............................. Canada 250,000 249,470

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
a,e
Bell Canada Holdings, Inc., (continued)
144A, 4 .22% , 11/24/25 ............................... Canada 250,000 $ 249,329
498,799
a ,e
Bunge Ltd. Finance Corp. ,
144A, 4 .25% , 11/10/25 ............................... United States 300,000 299,654
144A, 4 .322% , 12/01/25 .............................. United States 250,000 249,113
548,767
a ,e
Crown Castle, Inc. , 144A, 4 .564% , 11/13/25 ............... United States 250,000 249,597
a ,e
CVS Health Corp. , 144A, 4 .202% , 11/03/25 ................ United States 250,000 249,910
a ,e
Essex Portfolio LP , 144A, 4 .23% , 11/05/25 ................ United States 250,000 249,858
a ,e
Extra Space Storage LP ,
144A, 4 .301% , 11/13/25 .............................. United States 250,000 249,626
144A, 4 .249% , 11/25/25 .............................. United States 250,000 249,280
498,906
a ,e
General Motors Financial Co., Inc. , 144A, 4 .239% , 5/05/26 .... United States 250,000 244,671
a ,e
Honeywell International, Inc. , 144A, 4 .312% , 12/16/25 ........ United States 250,000 248,742
a ,e
Intercontinental Exchange, Inc. , 144A, 4 .21% , 11/06/25 ....... United States 380,000 379,738
a ,e
Marriott International, Inc. , 144A, 4 .232% , 11/05/25 .......... United States 300,000 299,826
a ,e
Mid-America Apartments LP ,
144A, 4 .246% , 11/10/25 .............................. United States 250,000 249,716
144A, 4 .208% , 11/12/25 .............................. United States 250,000 249,661
499,377
a ,e
NiSource, Inc. , 144A, 4 .229% , 11/05/25 ................... United States 380,000 379,784
a ,e
Nutrien Ltd. ,
144A, 4 .218% , 11/21/25 .............................. Canada 250,000 249,400
144A, 4 .229% , 11/24/25 .............................. Canada 250,000 249,312
498,712
a ,e
Ovintiv, Inc. , 144A, 4 .736% , 11/04/25 .................... United States 250,000 249,872
e
Penske Truck Leasing Co. LP ,
4 .24% , 11/07/25 .................................... United States 250,000 249,796
4 .244% , 11/12/25 ................................... United States 300,000 299,582
549,378
a ,e
Phillips 66 , 144A, 4 .205% , 11/19/25 ...................... United States 380,000 379,178
e
PPG Industries, Inc. , 4 .206% , 11/07/25 ................... United States 250,000 249,800
a ,e
Protective Life Corp. , 144A, 4 .281% , 11/06/25 .............. United States 250,000 249,825
a ,e
Sempra, Inc. , 144A, 4 .21% , 11/14/25 ..................... United States 500,000 499,204
Total Commercial Papers (Cost $ 8,608,680 ) ...................................
8,608,041
Shares
Management Investment Companies 0.3%
f,g
Putnam Short Term Investment Fund , Class P , 4.371% ....... United States 133,462 133,462
Total Management Investment Companies (Cost $ 133,462 ) .....................
133,462
Total Short Term Investments (Cost $ 8,992,142 ) ...............................
8,991,920
a
Total Investments (Cost $ 38,521,851 ) 100.6% .................................
$38,625,313
Other Assets, less Liabilities (0.6) % .........................................
(255,270)
Net Assets 100.0% .........................................................
$38,370,043
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $18,958,138, representing 49.4% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $3,928 $408,994,385 $(368,445,237) $— $— $40,553,076 40,553,076 $86,832
Total Affiliated Securities ... $3,928 $408,994,385 $(368,445,237) $— $— $40,553,076 $86,832
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $193,606 $11,081,110 $(11,141,254) $— $— $133,462 133,462 $6,164
Total Affiliated Securities ... $193,606 $11,081,110 $(11,141,254) $— $— $133,462 $6,164
Level 1 Level 2 Level 3 Total
Putnam Short Term Investment Fund
Assets:
Investments in Securities:
a
Short Term Investments ................... $ — $ 1,870,712,067 $ — $ 1,870,712,067
Total Investments in Securities ........... $— $1,870,712,067 $— $1,870,712,067
Putnam Ultra Short Duration Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 9,539,490,173 — 9,539,490,173
U.S. Government and Agency Securities ....... — 48,613,939 — 48,613,939
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Ultra Short Duration Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Asset-Backed Securities ................... $ — $ 437,834,132 $ — $ 437,834,132
Residential Mortgage-Backed Securities ....... — 226,474,159 — 226,474,159
Agency Commercial Mortgage-Backed Securities — 408,252 — 408,252
Short Term Investments ................... 40,553,076 1,616,826,941 — 1,657,380,017
Total Investments in Securities ........... $40,553,076 $11,869,647,596 $— $11,910,200,672
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 28,177,450 — 28,177,450
Asset-Backed Securities ................... — 1,455,943 — 1,455,943
Short Term Investments ................... 133,462 8,858,458 — 8,991,920
Total Investments in Securities ........... $133,462 $38,491,851 $— $38,625,313
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.